March 31, 2026
2026 Quarterly Report (Unaudited)

Quantitative Master Series LLC
• Master Small Cap Index Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.1%
Boston Omaha Corp., Class A (a)(b)	37,221	$ 434,741
Emerald Holding, Inc.	22,223	100,226
National CineMedia, Inc.	106,219	323,968
Nexxen International Ltd. (a)(b)	50,883	331,757
Pursuit Attractions & Hospitality, Inc. (a)(b)	35,355	1,295,054
QuinStreet, Inc. (a)	91,137	1,094,555
Stagwell, Inc., Class A (a)(b)	176,826	1,112,236
TechTarget, Inc. (a)	44,588	173,001
Thryv Holdings, Inc. (a)	64,077	175,571
		5,041,109
Aerospace & Defense — 1.9%
AAR Corp. (a)	63,312	6,930,131
AeroVironment, Inc. (a)	61,496	11,256,843
AerSale Corp. (a)	54,986	342,013
AIRO Group Holdings, Inc. (a)(b)	11,887	90,401
Amprius Technologies, Inc. (a)	183,471	3,093,321
Archer Aviation, Inc., Class A (a)	989,301	5,114,686
Astronics Corp. (a)	50,079	3,341,772
Beta Technologies, Inc., Class A (a)	54,054	794,594
Byrna Technologies, Inc. (a)(b)	29,174	267,817
Cadre Holdings, Inc.	46,093	1,414,133
Ducommun, Inc. (a)	22,538	2,749,636
Eve Holding, Inc. (a)	162,291	402,482
Firefly Aerospace, Inc. (a)(b)	36,396	1,036,194
Intuitive Machines, Inc., Class A (a)(b)	179,852	3,338,053
Kratos Defense & Security Solutions, Inc. (a)	294,105	20,737,344
Mercury Systems, Inc. (a)	85,516	6,234,972
Moog, Inc., Class A	45,743	13,386,231
National Presto Industries, Inc.	8,193	1,122,933
Park Aerospace Corp.	29,903	818,744
Red Cat Holdings, Inc. (a)(b)	170,210	2,228,049
Redwire Corp. (a)(b)	172,373	1,465,170
Satellogic, Inc., Class A (a)	119,439	649,748
V2X, Inc. (a)	43,078	2,950,843
Voyager Technologies, Inc., Class A (a)(b)	77,886	1,821,754
York Space Systems, Inc. (a)(b)	28,930	641,378
		92,229,242
Agriculture, Fishing & Ranching — 0.3%
Alico, Inc.	9,133	376,828
Andersons, Inc.	52,454	3,765,148
Cadiz, Inc. (a)(b)	95,258	467,717
Calavo Growers, Inc.	28,814	743,113
Cal-Maine Foods, Inc.	70,706	5,596,380
Dole PLC	109,097	1,558,996
Fresh Del Monte Produce, Inc.	54,133	2,179,395
Limoneira Co.	27,723	372,043
Tejon Ranch Co. (a)	34,680	653,371
Vital Farms, Inc. (a)	58,254	822,546
		16,535,537
Air Transport(a) — 0.4%
Allegiant Travel Co.	23,584	1,911,248
Frontier Group Holdings, Inc. (b)	93,188	328,954
JetBlue Airways Corp.	476,872	2,107,774
Joby Aviation, Inc. (b)	952,312	7,866,097
SkyWest, Inc.	66,416	6,098,981
Sun Country Airlines Holdings, Inc.	86,777	1,433,556
		19,746,610
Security	Shares	Value
Airlines — 0.0%
Strata Critical Medical, Inc. (a)(b)	100,633	$ 420,646
Alternative Energy(a) — 0.2%
Ameresco, Inc., Class A	53,693	1,369,172
Centrus Energy Corp., Class A (b)	27,704	4,809,137
Green Plains, Inc. (b)	109,956	1,808,776
Lightbridge Corp. (b)	45,880	489,081
OPAL Fuels, Inc., Class A (b)	36,625	92,295
REX American Resources Corp.	47,713	2,174,281
Verde Clean Fuels, Inc., Class A (b)	6,336	10,708
		10,753,450
Aluminum — 0.2%
Century Aluminum Co. (a)	86,320	5,066,121
Kaiser Aluminum Corp.	26,114	3,146,998
		8,213,119
Asset Management & Custodian — 0.5%
Acadian Asset Management, Inc.	43,292	2,355,951
Artisan Partners Asset Management, Inc., Class A	101,265	3,685,033
Cohen & Steers, Inc.	45,370	2,837,894
Diamond Hill Investment Group, Inc., Class A	3,984	685,646
GCM Grosvenor, Inc., Class A	83,256	815,909
Open Lending Corp. (a)(b)	177,310	221,638
PJT Partners, Inc., Class A	37,639	5,258,921
Silvercrest Asset Management Group, Inc., Class A	13,702	184,155
StepStone Group, Inc., Class A	114,277	5,453,298
Virtus Investment Partners, Inc.	10,419	1,399,793
Westwood Holdings Group, Inc.	12,907	212,578
WisdomTree, Inc.	204,747	2,981,116
		26,091,932
Auto Components — 0.4%
Atmus Filtration Technologies, Inc.	133,858	7,599,118
Holley, Inc. (a)	126,968	389,792
Phinia, Inc.	61,970	4,241,227
Solid Power, Inc., Class A (a)(b)	262,201	786,603
Visteon Corp.	44,601	4,063,597
		17,080,337
Auto Parts — 0.6%
Adient PLC (a)	127,731	2,581,443
Cooper-Standard Holdings, Inc. (a)	28,605	797,221
Dana, Inc.	183,986	6,191,129
Dauch Corp. (a)	382,325	2,267,187
Dorman Products, Inc. (a)	45,102	4,706,845
Faraday Future Intelligent Electric, Inc. (a)(b)	154,204	42,375
Fox Factory Holding Corp. (a)	71,358	1,174,553
Garrett Motion, Inc.	263,519	4,788,140
Gentherm, Inc. (a)	49,247	1,368,082
Livewire Group, Inc. (a)(b)	2,360	3,918
Standard Motor Products, Inc.	33,524	1,164,624
Strattec Security Corp. (a)(b)	6,717	526,210
XPEL, Inc. (a)	41,140	1,820,856
		27,432,583
Auto Services(a) — 0.1%
Goodyear Tire & Rubber Co.	458,835	3,042,076
Hertz Global Holdings, Inc. (b)	201,935	930,920
		3,972,996
Back Office Support, HR & Consulting — 0.7%
ASGN, Inc. (a)	66,851	2,587,802
Barrett Business Services, Inc.	39,943	1,165,537
CBIZ, Inc. (a)(b)	82,336	2,210,722

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Back Office Support, HR & Consulting (continued)
Conduent, Inc. (a)	254,909	$ 326,284
CRA International, Inc.	10,619	1,719,004
Forrester Research, Inc. (a)(b)	20,111	113,828
Hackett Group, Inc.	43,596	567,184
HireQuest, Inc.	8,825	88,073
Huron Consulting Group, Inc. (a)	27,536	3,510,565
ICF International, Inc.	29,623	1,934,086
Insperity, Inc.	58,368	1,578,271
Kelly Services, Inc., Class A	53,364	472,271
Kforce, Inc.	27,364	800,123
Korn Ferry	84,871	5,342,629
Liquidity Services, Inc. (a)	37,143	1,135,461
Maximus, Inc.	88,689	5,684,965
Resources Connection, Inc.	58,941	219,850
Target Hospitality Corp. (a)(b)	56,241	521,916
TriNet Group, Inc.	48,918	1,782,083
TrueBlue, Inc. (a)	47,578	186,030
TTEC Holdings, Inc. (a)	31,604	79,010
		32,025,694
Banks: Diversified — 9.8%
1st Source Corp.	29,536	2,044,187
ACNB Corp.	15,846	758,548
Alerus Financial Corp.	38,267	907,311
AlTi Global, Inc., Class A (a)(b)	73,739	266,935
Amalgamated Financial Corp.	36,526	1,419,766
Ambac Financial Group, Inc. (a)	61,277	284,938
Amerant Bancorp, Inc.	58,777	1,295,445
Ameris Bancorp	106,408	8,298,760
Ames National Corp.	14,384	405,916
Arrow Financial Corp.	27,876	935,797
Associated Banc-Corp.	269,521	6,969,813
Atlantic Union Bankshares Corp.	231,831	8,285,640
Avidbank Holdings, Inc. (a)	4,833	137,741
Axos Financial, Inc. (a)(b)	88,420	7,523,658
Banc of California, Inc.	210,916	3,707,903
BancFirst Corp.	33,704	3,656,884
Banco Latinoamericano de Comercio Exterior SA, Class E	45,478	2,323,016
Bancorp, Inc. (a)	68,059	3,656,810
Bank First Corp.	14,914	2,014,285
Bank of Hawaii Corp.	63,838	4,739,971
Bank of Marin Bancorp	25,102	643,364
Bank of NT Butterfield & Son Ltd.	67,638	3,549,642
Bank7 Corp.	6,987	278,642
BankUnited, Inc.	120,941	5,461,696
Bankwell Financial Group, Inc.	11,311	548,810
Banner Corp.	54,411	3,301,659
Bar Harbor Bankshares	25,785	836,723
BayCom Corp.	17,309	514,510
BCB Bancorp, Inc.	24,969	224,222
Beacon Financial Corp.	134,741	4,042,230
Blue Foundry Bancorp (a)(b)	25,032	331,424
Blue Ridge Bankshares, Inc.	111,299	467,456
Bridgewater Bancshares, Inc. (a)	33,266	588,808
Burke & Herbert Financial Services Corp.	22,617	1,408,813
Business First Bancshares, Inc.	47,514	1,284,779
BV Financial, Inc. (a)	9,902	189,524
Byline Bancorp, Inc.	50,205	1,584,972
C&F Financial Corp.	5,286	385,561
California BanCorp	38,433	681,033
Camden National Corp.	26,717	1,267,722
Security	Shares	Value
Banks: Diversified (continued)
Capital Bancorp, Inc.	20,280	$ 603,127
Capital City Bank Group, Inc.	21,418	930,826
Capitol Federal Financial, Inc.	206,775	1,474,306
Carter Bankshares, Inc. (a)	34,525	805,123
Cathay General Bancorp	105,148	5,242,679
CB Financial Services, Inc.	8,079	276,140
Central Pacific Financial Corp.	43,601	1,393,488
CF Bankshares, Inc.	6,657	185,797
Chain Bridge Bancorp, Inc., Class A (a)(b)	4,054	141,485
Chemung Financial Corp.	7,215	388,311
ChoiceOne Financial Services, Inc.	24,787	697,010
Citizens & Northern Corp.	26,174	584,727
Citizens Community Bancorp, Inc.	16,624	329,155
Citizens Financial Services, Inc.	7,552	461,805
City Holding Co.	22,727	2,716,331
Civista Bancshares, Inc.	32,334	736,892
CNB Financial Corp.	46,711	1,352,751
Coastal Financial Corp. (a)	21,083	1,604,416
CoastalSouth Bancshares, Inc.	7,856	193,179
Colony Bankcorp, Inc.	27,614	551,452
Columbia Financial, Inc. (a)(b)	41,693	730,044
Commercial Bancgroup, Inc.	11,685	304,044
Community Financial System, Inc.	86,596	5,078,855
Community Trust Bancorp, Inc.	26,526	1,610,659
Community West Bancshares	28,875	672,788
ConnectOne Bancorp, Inc.	77,572	2,076,602
Customers Bancorp, Inc. (a)	52,875	3,670,054
CVB Financial Corp.	207,781	4,028,874
Dime Community Bancshares, Inc.	64,344	2,176,114
Eagle Bancorp Montana, Inc.	12,833	264,103
Eagle Bancorp, Inc.	44,576	1,108,605
Eagle Financial Services, Inc.	7,961	278,476
Eastern Bankshares, Inc.	353,807	6,920,465
ECB Bancorp, Inc. (a)(b)	13,331	223,028
Enterprise Financial Services Corp.	60,319	3,263,861
Equity Bancshares, Inc., Class A	25,913	1,150,796
Esquire Financial Holdings, Inc.	12,203	1,311,823
Farmers & Merchants Bancorp, Inc./Archbold	20,879	535,964
Farmers National Banc Corp.	87,030	1,145,315
FB Bancorp, Inc. (a)	23,609	324,388
FB Financial Corp.	69,102	3,589,158
Fidelity D&D Bancorp, Inc.	8,180	354,030
Financial Institutions, Inc.	32,558	1,032,414
Finward Bancorp	5,946	215,840
Finwise Bancorp (a)(b)	15,701	249,018
First Bancorp, Inc.	17,796	498,822
First BanCorp./Puerto Rico	254,541	5,436,996
First Bancorp/Southern Pines NC	66,222	3,731,610
First Bank	35,195	563,120
First Busey Corp.	136,547	3,450,543
First Business Financial Services, Inc.	13,138	708,532
First Commonwealth Financial Corp.	171,821	3,020,613
First Community Bankshares, Inc.	24,330	1,010,182
First Community Corp.	12,815	374,582
First Financial Bancorp	166,689	4,647,289
First Financial Bankshares, Inc.	217,639	6,409,469
First Financial Corp.	17,959	1,135,009
First Foundation, Inc. (a)	106,587	628,863
First Internet Bancorp	13,608	277,331
First Interstate BancSystem, Inc., Class A	140,210	4,683,014
First Merchants Corp.	101,637	3,936,401
First Mid Bancshares, Inc.	35,522	1,463,151
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First National Corp.	13,505	$ 363,555
First United Corp.	10,430	382,155
First Western Financial, Inc. (a)	14,276	350,904
Firstsun Capital Bancorp (a)(b)	19,129	697,443
Five Star Bancorp	24,048	907,091
Flagstar Bank NA	490,886	6,464,969
Flushing Financial Corp.	53,862	827,320
Franklin Financial Services Corp.	7,262	370,943
FS Bancorp, Inc.	9,417	363,402
Fulton Financial Corp.	293,040	5,960,434
FVCBankcorp, Inc.	27,370	415,750
GBank Financial Holdings, Inc. (a)(b)	15,596	417,349
German American Bancorp, Inc.	59,276	2,477,144
Glacier Bancorp, Inc.	208,713	9,323,210
Great Southern Bancorp, Inc.	13,263	837,293
Greene County Bancorp, Inc.	11,856	265,693
Hancock Whitney Corp.	135,945	8,644,743
Hanmi Financial Corp.	47,563	1,253,761
Hanover Bancorp, Inc. (b)	8,207	177,189
Hawthorn Bancshares, Inc.	10,071	339,292
HBT Financial, Inc.	18,413	491,995
Heritage Commerce Corp.	94,496	1,179,310
Heritage Financial Corp.	56,716	1,474,616
Hilltop Holdings, Inc.	70,691	2,532,152
Hingham Institution For Savings (b)	2,701	772,054
Hippo Holdings, Inc. (a)	30,610	797,697
Home Bancorp, Inc.	10,241	620,400
Home BancShares, Inc.	306,301	8,248,686
Hope Bancorp, Inc.	201,691	2,252,888
Horizon Bancorp, Inc.	83,604	1,385,318
Independent Bank Corp.	114,088	7,192,122
International Bancshares Corp.	88,087	5,927,374
Investar Holding Corp.	16,238	442,810
John Marshall Bancorp, Inc.	21,945	445,045
Kearny Financial Corp.	94,511	713,558
Lakeland Financial Corp.	40,325	2,313,848
Landmark Bancorp, Inc.	8,259	204,823
LCNB Corp.	22,628	352,771
LINKBANCORP, Inc.	37,128	309,648
Live Oak Bancshares, Inc.	58,837	1,945,740
MainStreet Bancshares, Inc.	12,185	270,507
Mechanics Bancorp, Class A	75,370	1,111,708
Mercantile Bank Corp.	25,316	1,278,458
Merchants Bancorp	41,371	1,775,230
Meridian Corp.	15,715	297,956
Metrocity Bankshares, Inc.	31,877	913,914
Metropolitan Bank Holding Corp.	14,182	1,181,219
Mid Penn Bancorp, Inc.	31,006	997,153
Midland States Bancorp, Inc.	30,930	690,048
MVB Financial Corp.	19,753	490,467
National Bank Holdings Corp., Class A	61,984	2,427,293
National Bankshares, Inc.	9,995	363,918
NB Bancorp, Inc.	66,433	1,399,743
NBT Bancorp, Inc.	84,204	3,585,406
Nicolet Bankshares, Inc.	30,404	4,518,642
Northeast Bank	12,355	1,388,331
Northeast Community Bancorp, Inc.	17,879	425,520
Northfield Bancorp, Inc.	57,864	783,479
Northpointe Bancshares, Inc.	34,757	599,906
Northrim BanCorp, Inc.	36,732	840,428
Northwest Bancshares, Inc.	238,476	3,026,260
Norwood Financial Corp.	14,266	419,706
Oak Valley Bancorp	11,976	388,382
Security	Shares	Value
Banks: Diversified (continued)
OceanFirst Financial Corp.	91,964	$ 1,659,031
OFG Bancorp	70,448	2,850,326
Ohio Valley Banc Corp.	6,583	288,730
Old National Bancorp	569,511	12,586,193
Old Second Bancorp, Inc.	80,894	1,630,823
OP Bancorp	20,411	271,466
Orange County Bancorp, Inc.	19,291	616,926
Origin Bancorp, Inc.	48,083	1,993,521
Orrstown Financial Services, Inc.	31,639	1,141,535
Park National Corp.	24,466	3,998,968
Parke Bancorp, Inc.	16,355	464,482
Pathward Financial, Inc.	36,326	3,241,369
Patriot National Bancorp, Inc. (a)(b)	76,133	98,212
PCB Bancorp	18,482	415,660
Peapack-Gladstone Financial Corp.	27,271	960,212
Peoples Bancorp of North Carolina, Inc.	7,362	288,296
Peoples Bancorp, Inc.	58,214	1,913,494
Peoples Financial Services Corp.	15,884	847,094
Pioneer Bancorp, Inc. (a)(b)	20,424	284,302
Plumas Bancorp	11,035	538,729
Ponce Financial Group, Inc. (a)	28,923	483,303
Preferred Bank	11,147	1,010,921
Primis Financial Corp.	35,857	476,181
Princeton Bancorp, Inc.	9,003	304,031
Provident Financial Services, Inc.	212,671	4,500,118
QCR Holdings, Inc.	26,388	2,254,855
RBB Bancorp	27,401	585,559
Red River Bancshares, Inc.	7,620	689,153
Renasant Corp.	154,475	5,581,182
Republic Bancorp, Inc., Class A	12,895	909,742
Rhinebeck Bancorp, Inc. (a)(b)	7,824	120,646
Richmond Mutual BanCorp, Inc.	15,778	214,107
Riverview Bancorp, Inc.	35,407	194,739
Root, Inc., Class A (a)(b)	19,549	863,479
S&T Bancorp, Inc.	61,202	2,560,080
SB Financial Group, Inc.	10,292	216,132
Seacoast Banking Corp. of Florida	143,892	4,358,489
ServisFirst Bancshares, Inc.	83,281	6,065,355
Shore Bancshares, Inc.	47,496	887,225
Sierra Bancorp	21,020	712,998
Simmons First National Corp., Class A	234,243	4,556,026
SmartFinancial, Inc.	24,857	971,412
Sound Financial Bancorp, Inc.	3,710	162,164
South Plains Financial, Inc.	19,870	832,553
Southern First Bancshares, Inc. (a)	13,464	733,788
Southern Missouri Bancorp, Inc.	16,399	1,048,552
Southside Bancshares, Inc.	48,131	1,496,393
SR Bancorp, Inc. (b)	13,635	230,159
Stellar Bancorp, Inc.	75,407	2,760,650
Sterling Bancorp, Inc. (a)(b)(c)	44,132	—
Stock Yards Bancorp, Inc.	42,929	2,845,763
Texas Capital Bancshares, Inc. (a)	71,320	6,766,842
Third Coast Bancshares, Inc. (a)	19,852	751,001
Timberland Bancorp, Inc.	10,961	432,192
Tompkins Financial Corp.	21,429	1,689,462
Towne Bank	139,811	4,707,436
TriCo Bancshares	49,291	2,343,294
Triumph Financial, Inc. (a)(b)	36,355	2,168,939
TrustCo Bank Corp.	27,723	1,213,713
Trustmark Corp.	89,626	3,776,840
UMB Financial Corp.	118,161	13,327,379
Union Bankshares, Inc.	6,306	153,362
United Bankshares, Inc.	227,399	9,418,867

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
United Community Banks, Inc.	198,650	$ 6,255,488
United Security Bancshares	23,988	252,114
Unity Bancorp, Inc.	12,024	623,204
Univest Financial Corp.	45,400	1,555,404
USCB Financial Holdings, Inc., Class A	18,411	341,340
Valley National Bancorp	788,655	9,684,683
Virginia National Bankshares Corp.	8,507	324,967
WaFd, Inc.	123,805	3,887,477
Washington Trust Bancorp, Inc.	29,641	991,788
Waterstone Financial, Inc.	26,185	472,116
WesBanco, Inc.	154,887	5,342,053
West BanCorp, Inc.	25,846	614,876
Westamerica BanCorp	39,403	2,054,866
WSFS Financial Corp.	86,844	5,684,808
		471,350,563
Banks: Savings, Thrift & Mortgage Lending — 0.0%
First Capital, Inc.	5,651	280,459
Western New England Bancorp, Inc.	31,856	411,898
		692,357
Beverage: Soft Drinks(a) — 0.0%
National Beverage Corp.	40,422	1,360,201
Zevia PBC, Class A	54,672	63,966
		1,424,167
Biotechnology — 9.5%
4D Molecular Therapeutics, Inc. (a)(b)	67,699	630,278
Aardvark Therapeutics, Inc. (a)(b)	21,553	81,255
Abeona Therapeutics, Inc. (a)(b)	75,671	339,006
Actuate Therapeutics, Inc. (a)(b)	10,193	27,929
ADC Therapeutics SA (a)(b)	173,365	650,119
ADMA Biologics, Inc. (a)	375,073	3,379,408
Agios Pharmaceuticals, Inc. (a)	91,876	3,108,165
Akebia Therapeutics, Inc. (a)(b)	421,156	585,407
Aktis Oncology, Inc. (a)(b)	33,348	596,596
Aldeyra Therapeutics, Inc. (a)	82,124	138,790
Alector, Inc. (a)	130,452	280,472
Allogene Therapeutics, Inc. (a)(b)	262,695	640,976
Altimmune, Inc. (a)(b)	212,086	653,225
Amicus Therapeutics, Inc. (a)	483,605	6,992,928
Amylyx Pharmaceuticals, Inc. (a)(b)	143,586	1,995,845
AnaptysBio, Inc. (a)	29,321	1,626,143
Anavex Life Sciences Corp. (a)(b)	140,902	432,569
ANI Pharmaceuticals, Inc. (a)	29,393	2,260,322
Annexon, Inc. (a)	214,262	1,187,011
Apogee Therapeutics, Inc. (a)	72,177	6,075,138
Arbutus Biopharma Corp. (a)	248,061	1,116,275
Arcellx, Inc. (a)(b)	62,363	7,160,520
Arcturus Therapeutics Holdings, Inc. (a)(b)	39,170	302,392
Arcus Biosciences, Inc. (a)	136,319	2,944,490
Arcutis Biotherapeutics, Inc. (a)(b)	175,843	4,142,861
Ardelyx, Inc. (a)	400,907	2,401,433
ArriVent Biopharma, Inc. (a)(b)	49,957	1,152,508
ARS Pharmaceuticals, Inc. (a)(b)	94,626	759,847
Arvinas, Inc. (a)	90,355	957,763
Atrium Therapeutics, Inc. (a)	19,237	257,199
aTyr Pharma, Inc. (a)(b)	150,707	117,551
Aura Biosciences, Inc. (a)	78,923	527,995
Aurinia Pharmaceuticals, Inc. (a)	199,220	2,952,440
Avita Medical, Inc. (a)(b)	20,457	75,691
Beam Therapeutics, Inc. (a)	155,367	3,702,396
Benitec Biopharma, Inc. (a)(b)	33,258	354,198
Bicara Therapeutics, Inc. (a)(b)	52,448	1,043,191
Security	Shares	Value
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc. (a)(b)	367,817	$ 3,501,618
Biohaven Ltd. (a)	191,044	1,616,232
Bioventus, Inc., Class A (a)	79,898	729,469
Bridgebio Pharma, Inc. (a)(b)	257,905	19,152,025
Bright Minds Biosciences, Inc. (a)(b)	11,337	827,261
Candel Therapeutics, Inc. (a)(b)	68,151	333,940
Capricor Therapeutics, Inc. (a)	70,821	2,152,958
Cardiff Oncology, Inc. (a)(b)	99,174	160,662
Cartesian Therapeutics, Inc. (a)(b)	17,556	107,969
Castle Biosciences, Inc. (a)(b)	46,712	1,146,780
Catalyst Pharmaceuticals, Inc. (a)	187,573	4,644,307
Celcuity, Inc. (a)(b)	57,019	6,508,149
Celldex Therapeutics, Inc. (a)	107,597	3,412,977
CG oncology, Inc. (a)(b)	96,101	6,504,116
Cogent Biosciences, Inc. (a)	228,817	8,807,166
Coherus Oncology, Inc. (a)(b)	197,178	333,231
Collegium Pharmaceutical, Inc. (a)	52,120	1,723,608
Compass Therapeutics, Inc. (a)(b)	221,492	1,171,693
Crinetics Pharmaceuticals, Inc. (a)(b)	157,769	5,730,170
CRISPR Therapeutics AG (a)(b)	148,425	7,060,577
Cullinan Therapeutics, Inc. (a)(b)	82,104	1,166,698
Cytokinetics, Inc. (a)	194,679	12,831,293
Day One Biopharmaceuticals, Inc. (a)	129,305	2,772,299
Denali Therapeutics, Inc. (a)(b)	231,419	4,443,245
Design Therapeutics, Inc. (a)	36,523	388,605
DiaMedica Therapeutics, Inc. (a)(b)	57,147	386,885
Dianthus Therapeutics, Inc. (a)	58,266	4,889,683
Disc Medicine, Inc. (a)(b)	44,647	2,854,729
Douglas Elliman, Inc. (a)	127,047	208,357
Dyne Therapeutics, Inc. (a)	206,225	3,738,859
Editas Medicine, Inc. (a)(b)	142,742	352,573
Eledon Pharmaceuticals, Inc. (a)(b)	134,953	415,655
Emergent BioSolutions, Inc. (a)	85,455	709,277
Entrada Therapeutics, Inc. (a)	42,861	540,906
Erasca, Inc. (a)	308,257	4,987,598
Evommune, Inc. (a)(b)	16,974	390,232
EyePoint, Inc. (a)	122,689	1,581,461
Fate Therapeutics, Inc. (a)	177,479	212,975
Fennec Pharmaceuticals, Inc. (a)(b)	50,481	310,458
Foghorn Therapeutics, Inc. (a)(b)	63,923	305,552
Fulcrum Therapeutics, Inc. (a)(b)	97,264	746,015
Geron Corp. (a)(b)	857,465	1,277,623
Gossamer Bio, Inc. (a)(b)	329,052	108,094
GRAIL, Inc. (a)	58,399	3,018,060
Greenwich Lifesciences, Inc. (a)(b)	11,706	281,178
Guardant Health, Inc. (a)	201,867	18,646,455
Gyre Therapeutics, Inc. (a)(b)	23,538	164,060
Heron Therapeutics, Inc. (a)(b)	265,032	212,052
Humacyte, Inc. (a)(b)	217,142	131,740
Ideaya Biosciences, Inc. (a)(b)	137,637	4,586,065
ImmunityBio, Inc. (a)(b)	476,057	3,651,357
Immunome, Inc. (a)(b)	165,908	3,628,408
Immunovant, Inc. (a)(b)	132,473	3,290,629
Inhibikase Therapeutics, Inc. (a)	174,150	292,572
Inhibrx Biosciences, Inc. (a)	15,494	1,041,662
Inmune Bio, Inc. (a)(b)	24,339	27,503
Intellia Therapeutics, Inc. (a)(b)	180,425	2,313,049
Iovance Biotherapeutics, Inc. (a)(b)	497,179	1,745,098
Jade Biosciences, Inc.	51,797	727,748
Janux Therapeutics, Inc. (a)	73,409	1,020,385
KalVista Pharmaceuticals, Inc. (a)(b)	63,349	1,275,215
Keros Therapeutics, Inc. (a)	48,684	537,471
Kodiak Sciences, Inc. (a)	54,297	2,069,802
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Korro Bio, Inc. (a)	10,341	$ 117,060
Krystal Biotech, Inc. (a)(b)	40,291	10,407,971
Kura Oncology, Inc. (a)	137,018	1,113,956
Kymera Therapeutics, Inc. (a)	92,972	7,743,638
Larimar Therapeutics, Inc. (a)	70,068	315,306
LENZ Therapeutics, Inc. (a)(b)	34,835	318,740
Lexeo Therapeutics, Inc. (a)(b)	106,794	612,998
Ligand Pharmaceuticals, Inc. (a)	31,409	6,270,807
Madrigal Pharmaceuticals, Inc. (a)	27,801	14,552,989
MannKind Corp. (a)	495,459	1,213,875
MapLight Therapeutics, Inc. (a)(b)	28,580	581,031
MaxCyte, Inc. (a)(b)	178,783	125,595
MeiraGTx Holdings PLC (a)(b)	71,233	616,878
MiMedx Group, Inc. (a)	199,358	787,464
Mineralys Therapeutics, Inc. (a)	76,562	2,074,065
Mirum Pharmaceuticals, Inc. (a)(b)	67,530	6,238,421
Monopar Therapeutics, Inc. (a)(b)	7,737	423,910
Monte Rosa Therapeutics, Inc. (a)	98,342	1,617,726
Myriad Genetics, Inc. (a)	150,778	678,501
Neurogene, Inc. (a)(b)	16,828	339,252
Nkarta, Inc. (a)	86,164	181,806
Novavax, Inc. (a)(b)	244,313	1,988,708
Nurix Therapeutics, Inc. (a)	164,620	2,551,610
Nuvalent, Inc., Class A (a)	81,349	8,334,205
Nuvectis Pharma, Inc. (a)(b)	22,303	172,402
Olema Pharmaceuticals, Inc. (a)	113,504	1,692,345
Omeros Corp. (a)(b)	110,490	1,166,774
OPKO Health, Inc. (a)(b)	699,855	797,835
ORIC Pharmaceuticals, Inc. (a)	104,008	1,317,781
Oruka Therapeutics, Inc. (a)(b)	62,331	3,057,336
Pacific Biosciences of California, Inc. (a)(b)	472,014	623,058
Palvella Therapeutics, Inc. (a)	11,885	1,481,465
Personalis, Inc. (a)(b)	86,881	553,432
Perspective Therapeutics, Inc. (a)(b)	93,889	391,517
Phathom Pharmaceuticals, Inc. (a)(b)	75,346	837,094
Praxis Precision Medicines, Inc. (a)(b)	41,968	13,521,670
Precigen, Inc. (a)(b)	299,629	1,159,564
Prime Medicine, Inc. (a)(b)	168,459	586,237
Protagonist Therapeutics, Inc. (a)	94,595	9,970,313
Protalix BioTherapeutics, Inc. (a)(b)	120,799	262,134
Protara Therapeutics, Inc. (a)(b)	83,507	435,071
Prothena Corp. PLC (a)	66,028	641,792
PTC Therapeutics, Inc. (a)	127,843	8,709,944
Pulse Biosciences, Inc. (a)(b)	28,468	614,624
Puma Biotechnology, Inc. (a)(b)	67,080	428,641
Quantum-Si, Inc., Class A (a)(b)	244,375	189,146
RadNet, Inc. (a)	110,905	6,198,480
Rapport Therapeutics, Inc. (a)	44,705	1,398,819
Recursion Pharmaceuticals, Inc., Class A (a)(b)	744,909	2,286,871
REGENXBIO, Inc. (a)	79,442	665,724
Relay Therapeutics, Inc. (a)(b)	229,429	2,282,819
Replimune Group, Inc. (a)	111,726	854,704
Rezolute, Inc. (a)(b)	131,555	401,243
Rhythm Pharmaceuticals, Inc. (a)	85,945	7,474,637
Rigel Pharmaceuticals, Inc. (a)(b)	30,035	812,146
Rocket Pharmaceuticals, Inc. (a)	131,134	469,460
Sana Biotechnology, Inc. (a)(b)	279,663	805,429
Savara, Inc. (a)(b)	235,337	1,284,940
Scholar Rock Holding Corp. (a)(b)	141,864	6,974,034
SELLAS Life Sciences Group, Inc. (a)(b)	279,297	1,181,426
Septerna, Inc. (a)	36,349	873,466
Sionna Therapeutics, Inc. (a)(b)	27,162	1,088,925
Security	Shares	Value
Biotechnology (continued)
Soleno Therapeutics, Inc. (a)(b)	81,883	$ 2,741,443
Solid Biosciences, Inc. (a)(b)	97,015	698,508
Spyre Therapeutics, Inc. (a)(b)	113,384	5,719,089
Stoke Therapeutics, Inc. (a)(b)	79,604	2,591,906
Tango Therapeutics, Inc. (a)(b)	174,475	3,650,017
Taysha Gene Therapies, Inc. (a)	340,182	1,520,614
Tectonic Therapeutic, Inc. (a)(b)	19,034	588,341
Tevogen Bio Holdings, Inc. (a)(b)	773	3,494
Tonix Pharmaceuticals Holding Corp. (a)(b)	19,672	270,490
Travere Therapeutics, Inc. (a)	133,665	3,971,187
TriSalus Life Sciences, Inc. (a)(b)	27,644	110,576
TuHURA Biosciences, Inc. (a)(b)	44,500	79,655
Twist Bioscience Corp. (a)	99,741	4,739,692
Tyra Biosciences, Inc. (a)	41,730	1,598,259
Upstream Bio, Inc. (a)	54,967	494,703
UroGen Pharma Ltd. (a)(b)	62,333	1,120,747
Vanda Pharmaceuticals, Inc. (a)	93,404	645,422
Vaxcyte, Inc. (a)	201,913	11,733,164
Vera Therapeutics, Inc., Class A (a)	100,492	4,042,793
Veracyte, Inc. (a)	125,178	4,031,983
Verastem, Inc. (a)	108,877	577,048
Vericel Corp. (a)	82,404	2,650,937
Vir Biotechnology, Inc. (a)	148,552	1,331,026
Viridian Therapeutics, Inc. (a)(b)	132,135	2,584,561
Xencor, Inc. (a)	113,551	1,369,425
Xenon Pharmaceuticals, Inc. (a)	140,450	8,167,168
XOMA Royalty Corp. (a)(b)	13,796	432,781
Zenas Biopharma, Inc. (a)(b)	38,204	746,888
Zevra Therapeutics, Inc. (a)(b)	91,121	849,248
Zymeworks, Inc. (a)	79,821	1,998,718
		455,484,514
Building Materials — 0.3%
Aspen Aerogels, Inc. (a)	106,295	363,529
BlueLinx Holdings, Inc. (a)(b)	13,252	717,993
Gibraltar Industries, Inc. (a)	48,056	1,915,993
Griffon Corp.	62,298	4,527,818
Masterbrand, Inc. (a)	209,541	1,741,286
Patrick Industries, Inc.	53,197	5,908,591
Quanex Building Products Corp.	74,903	1,346,007
		16,521,217
Building Products — 0.1%
Janus International Group, Inc. (a)(b)	228,167	1,175,060
JELD-WEN Holding, Inc. (a)(b)	142,434	176,618
Tecnoglass, Inc.	44,017	1,960,958
		3,312,636
Cable Television Services — 0.1%
AMC Networks, Inc., Class A (a)	53,969	366,449
Cable One, Inc.	8,816	804,107
Liberty Latin America Ltd., Class A (a)(b)	52,140	450,490
Liberty Latin America Ltd., Class C (a)(b)	214,441	1,891,370
Optimum Communications, Inc., Class A (a)(b)	452,967	588,857
		4,101,273
Capital Markets — 0.7%
Bakkt, Inc., Class A (a)(b)	18,821	138,523
BGC Group, Inc., Class A	594,753	5,816,684
Innventure, Inc. (a)(b)	45,473	177,799
Marex Group PLC	90,372	4,028,784
MarketWise, Inc., Class A	3,174	59,417
Miami International Holdings, Inc. (a)	39,869	1,551,701
Patria Investments Ltd., Class A	110,225	1,388,835
Perella Weinberg Partners	103,448	1,878,616

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Piper Sandler Cos.	113,408	$ 8,681,382
Ridgepost Capital, Inc., Class A	91,334	663,085
Victory Capital Holdings, Inc., Class A	73,608	4,819,852
Wealthfront Corp. (a)(b)	56,892	526,251
Webull Corp. (a)(b)	449,457	2,157,394
		31,888,323
Casinos & Gambling — 0.1%
Accel Entertainment, Inc., Class A (a)	84,026	916,724
Bally’s Corp. (a)(b)	12,708	122,505
Brightstar Lottery PLC	171,535	2,185,356
Inspired Entertainment, Inc. (a)(b)	37,914	270,327
Monarch Casino & Resort, Inc.	21,114	2,018,498
		5,513,410
Cement — 0.0%
Concrete Pumping Holdings, Inc. (a)	38,751	276,682
Chemicals(a)(b) — 0.0%
ASP Isotopes, Inc.	153,715	679,420
Intrepid Potash, Inc.	17,171	734,404
		1,413,824
Chemicals: Diversified — 0.6%
AdvanSix, Inc.	44,230	1,079,212
American Vanguard Corp. (a)	40,717	101,385
Codexis, Inc. (a)(b)	137,295	223,791
Core Molding Technologies, Inc. (a)(b)	13,705	306,992
CSW Industrials, Inc.	25,998	6,774,559
Innospec, Inc.	39,995	2,920,435
Koppers Holdings, Inc.	29,890	1,156,145
Lifecore Biomedical, Inc. (a)(b)	43,364	161,314
LSB Industries, Inc. (a)	89,749	1,337,260
Orion SA	96,296	625,924
Perimeter Solutions, Inc. (a)	228,194	5,572,497
PureCycle Technologies, Inc. (a)(b)	213,824	1,109,747
Quaker Chemical Corp.	22,138	2,750,204
Rayonier Advanced Materials, Inc. (a)(b)	110,470	1,222,903
Stepan Co.	34,539	1,726,259
		27,068,627
Chemicals: Specialty — 1.3%
Arq, Inc. (a)	50,743	129,902
Avient Corp.	149,251	5,417,811
Balchem Corp.	53,382	9,047,181
Cabot Corp.	84,928	6,395,928
Chemours Co.	244,532	5,387,040
Ecovyst, Inc. (a)	181,488	2,333,936
Flotek Industries, Inc. (a)(b)	24,687	418,938
FutureFuel Corp.	41,279	158,924
Hawkins, Inc.	31,926	4,903,834
HB Fuller Co.	88,920	5,484,586
Ingevity Corp. (a)	58,486	4,165,958
Mativ Holdings, Inc.	92,314	803,132
Minerals Technologies, Inc.	51,182	3,629,827
Oil-Dri Corp. of America	16,386	1,066,565
Rogers Corp. (a)	29,213	3,135,431
Sensient Technologies Corp.	68,379	5,910,681
Solesence, Inc. (a)(b)	32,586	30,911
Trinseo PLC (b)	58,984	6,193
Tronox Holdings PLC	200,300	1,956,931
Valhi, Inc.	3,801	54,354
		60,438,063
Security	Shares	Value
Coal — 0.6%
Alpha Metallurgical Resources, Inc. (a)	18,744	$ 3,847,581
Core Natural Resources, Inc.	82,839	8,675,728
Hallador Energy Co. (a)	48,756	793,748
NACCO Industries, Inc., Class A	7,217	375,068
Peabody Energy Corp.	198,344	6,535,435
Ramaco Resources, Inc., Class A (a)	70,183	1,085,029
SunCoke Energy, Inc.	144,532	940,903
Warrior Met Coal, Inc.	84,621	7,882,446
		30,135,938
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	26,635	1,135,983
Commercial Finance & Mortgage Companies — 0.2%
Federal Agricultural Mortgage Corp., Class C	15,471	2,295,123
Finance Of America Cos., Inc., Class A (a)(b)	7,691	127,671
loanDepot, Inc., Class A (a)(b)	141,458	200,870
Medallion Financial Corp.	27,247	233,234
PennyMac Financial Services, Inc., Class A	48,000	4,195,200
RE/MAX Holdings, Inc., Class A (a)(b)	33,004	190,103
Velocity Financial, Inc. (a)	19,324	349,571
Walker & Dunlop, Inc.	54,209	2,405,796
		9,997,568
Commercial Services & Supplies — 0.1%
Acme United Corp. (b)	5,755	258,457
ACV Auctions, Inc., Class A (a)(b)	272,119	1,153,785
Information Services Group, Inc.	63,549	244,028
National Research Corp., Class A	21,600	366,768
Perma-Fix Environmental Services, Inc. (a)(b)	30,367	324,623
Spire Global, Inc., Class A (a)(b)	47,548	598,154
Vestis Corp.	148,900	1,170,354
Virco Mfg. Corp. (b)	20,824	127,443
		4,243,612
Commercial Services: Rental & Leasing — 0.6%
DNOW, Inc. (a)	305,980	3,644,222
GATX Corp.	58,380	9,967,801
Greenbrier Cos., Inc.	50,407	2,653,929
Herc Holdings, Inc.	53,505	5,326,423
McGrath RentCorp	40,411	4,456,525
Rush Enterprises, Inc., Class B	13,527	870,462
Willis Lease Finance Corp.	4,781	814,013
		27,733,375
Commercial Vehicles & Parts — 0.6%
Blue Bird Corp. (a)	52,566	2,985,223
Hyliion Holdings Corp. (a)(b)	183,212	322,453
Miller Industries, Inc.	16,991	773,940
Modine Manufacturing Co. (a)	85,214	18,466,726
Motorcar Parts of America, Inc. (a)(b)	22,299	246,627
Rush Enterprises, Inc., Class A	100,075	6,615,958
Wabash National Corp.	61,212	527,648
		29,938,575
Communications Equipment(a) — 0.1%
BK Technologies Corp.	4,705	351,134
Vistance Networks, Inc.	354,823	6,457,779
		6,808,913
Communications Technology — 0.9%
908 Devices, Inc. (a)(b)	40,367	247,046
ADTRAN Holdings, Inc. (a)(b)	119,591	1,504,455
Anterix, Inc. (a)(b)	17,976	686,503
Bandwidth, Inc., Class A (a)	43,340	772,319
Bel Fuse, Inc., Class B	17,202	3,405,652
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Technology (continued)
Calix, Inc. (a)	98,545	$ 4,827,719
Digi International, Inc. (a)	59,550	2,870,310
Extreme Networks, Inc. (a)	217,280	3,276,582
Harmonic, Inc. (a)	181,114	1,626,404
Inseego Corp. (a)(b)	21,510	239,191
InterDigital, Inc.	42,122	12,720,844
NETGEAR, Inc. (a)	43,108	941,479
Powerfleet, Inc. NJ (a)(b)	197,382	607,937
Ribbon Communications, Inc. (a)	156,409	331,587
Viasat, Inc. (a)	200,930	9,202,594
		43,260,622
Computer Services Software & Systems — 3.1%
A10 Networks, Inc.	115,675	2,674,406
ACI Worldwide, Inc. (a)	168,071	6,892,592
Adeia, Inc.	178,525	4,289,956
Alarm.com Holdings, Inc. (a)	78,749	3,401,169
Angi, Inc., Class A (a)(b)	59,407	406,938
Appian Corp., Class A (a)	64,672	1,559,242
Asure Software, Inc. (a)(b)	39,669	341,153
Blackbaud, Inc. (a)	61,122	2,359,921
BlackLine, Inc. (a)	80,808	2,989,896
Box, Inc., Class A (a)	227,626	5,381,079
Bumble, Inc., Class A (a)	124,446	405,694
Cantaloupe, Inc. (a)	90,998	983,688
Cargurus, Inc., Class A (a)	128,417	4,372,599
Cleanspark, Inc. (a)(b)	410,898	3,496,742
Commerce.com, Inc., Series 1 (a)	112,390	300,081
Commvault Systems, Inc. (a)	71,907	5,600,836
CSG Systems International, Inc.	45,579	3,643,585
Diebold Nixdorf, Inc. (a)(b)	39,353	2,968,790
Digimarc Corp. (a)(b)	26,177	128,529
Digital Turbine, Inc. (a)	169,293	487,564
DigitalOcean Holdings, Inc. (a)	123,671	10,608,498
Domo, Inc., Class B (a)(b)	52,621	161,020
ePlus, Inc.	42,561	3,202,715
EverQuote, Inc., Class A (a)	49,185	758,433
Evolent Health, Inc., Class A (a)(b)	198,588	452,781
Getty Images Holdings, Inc. (a)	167,994	133,287
Grid Dynamics Holdings, Inc., Class A (a)	114,350	651,795
Grindr, Inc. (a)	50,754	613,616
Groupon, Inc. (a)(b)	41,966	499,395
LiveRamp Holdings, Inc. (a)(b)	101,710	2,697,349
Magnite, Inc. (a)	233,348	2,772,174
MARA Holdings, Inc. (a)(b)	611,640	4,990,982
Mitek Systems, Inc. (a)	68,894	930,069
NCR Atleos Corp. (a)	118,430	5,161,179
NCR Voyix Corp. (a)	225,307	1,426,193
NetScout Systems, Inc. (a)	115,053	3,657,535
Nextdoor Holdings, Inc. (a)	366,819	513,547
OneSpan, Inc.	61,703	649,733
PagerDuty, Inc. (a)(b)	144,280	895,979
PAR Technology Corp. (a)(b)	65,209	869,236
Progress Software Corp. (a)	67,261	1,725,245
Q2 Holdings, Inc. (a)	102,402	4,843,615
Qualys, Inc. (a)	58,604	5,148,361
Rackspace Technology, Inc. (a)(b)	112,741	110,464
Rapid7, Inc. (a)	108,261	596,518
Red Violet, Inc. (a)	18,756	648,958
Rimini Street, Inc. (a)(b)	83,422	273,624
Riot Platforms, Inc. (a)	566,168	6,997,837
Sapiens International Corp. NV (a)	52,940	2,302,890
Security	Shares	Value
Computer Services Software & Systems (continued)
Schrodinger, Inc. (a)(b)	90,526	$ 1,028,375
Shutterstock, Inc.	41,018	681,309
Simulations Plus, Inc. (a)	27,866	329,376
SoundThinking, Inc. (a)	16,244	107,535
SPS Commerce, Inc. (a)	62,249	3,465,402
Telos Corp. (a)	91,933	385,199
Tenable Holdings, Inc. (a)	192,878	3,262,531
Travelzoo (a)	11,008	65,167
TripAdvisor, Inc. (a)(b)	190,725	2,033,129
TSS, Inc. (a)(b)	31,623	411,415
Tucows, Inc., Class A (a)(b)	10,808	185,465
Unisys Corp. (a)	113,622	235,198
Upwork, Inc. (a)	204,451	2,240,783
Varonis Systems, Inc. (a)	190,930	4,099,267
Verra Mobility Corp., Class A (a)	261,264	3,733,463
Vivid Seats, Inc., Class A (a)(b)	5,353	31,636
Workiva, Inc., Class A (a)	82,613	4,926,213
Yelp, Inc. (a)	95,966	2,374,199
Yext, Inc. (a)(b)	163,886	629,322
		147,202,472
Computer Technology — 0.3%
3D Systems Corp. (a)(b)	183,815	345,572
Corsair Gaming, Inc. (a)(b)	74,705	414,613
Immersion Corp.	51,829	282,986
Impinj, Inc. (a)	44,403	4,560,188
Insight Enterprises, Inc. (a)	47,918	3,210,985
PC Connection, Inc.	17,369	1,015,392
Synaptics, Inc. (a)(b)	63,201	4,426,598
		14,256,334
Construction — 2.1%
Arcosa, Inc.	78,846	8,368,714
Bowman Consulting Group Ltd. (a)	22,242	632,563
Cardinal Infrastructure Group, Inc., Class A (a)(b)	20,823	825,736
Centuri Holdings, Inc. (a)	128,863	3,764,088
Construction Partners, Inc., Class A (a)(b)	77,268	8,586,020
Dycom Industries, Inc. (a)	46,256	15,672,458
Frontdoor, Inc. (a)	118,057	6,240,493
Granite Construction, Inc.	71,077	8,520,711
Great Lakes Dredge & Dock Corp. (a)	107,590	1,829,030
Knife River Corp. (a)	92,908	7,585,938
Orion Group Holdings, Inc. (a)	61,851	674,176
Primoris Services Corp.	87,985	12,585,374
Smith-Midland Corp. (a)(b)	4,660	151,590
Southland Holdings, Inc. (a)(b)	20,079	26,103
Sterling Infrastructure, Inc. (a)	48,267	19,657,701
Titan America SA (b)	42,120	630,958
Tutor Perini Corp.	72,391	5,587,861
		101,339,514
Consumer Electronics(a) — 0.1%
Sonos, Inc.	193,979	2,599,318
Vuzix Corp. (b)	111,273	257,041
		2,856,359
Consumer Finance — 0.1%
Consumer Portfolio Services, Inc. (a)(b)	13,862	107,153
NerdWallet, Inc., Class A (a)	62,209	645,730
OppFi, Inc., Class A	42,025	324,013
Upstart Holdings, Inc. (a)(b)	141,448	3,628,141
		4,705,037
Consumer Lending — 0.4%
Encore Capital Group, Inc. (a)	35,417	2,483,440

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Lending (continued)
Enova International, Inc. (a)	38,750	$ 5,263,413
LendingTree, Inc. (a)(b)	17,448	748,170
Marcus & Millichap, Inc.	39,965	1,062,669
Navient Corp.	112,980	924,176
Nelnet, Inc., Class A	18,219	2,349,522
Oportun Financial Corp. (a)	58,914	271,594
PRA Group, Inc. (a)	61,476	1,075,830
PROG Holdings, Inc.	66,004	1,893,655
Regional Management Corp.	14,130	455,693
World Acceptance Corp. (a)	3,835	517,878
		17,046,040
Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc. (a)	89,702	728,380
FirstCash Holdings, Inc.	64,418	12,110,584
OPENLANE, Inc. (a)	172,334	5,023,536
		17,862,500
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	237,837	963,240
Greif, Inc., Class A	39,053	2,619,285
Greif, Inc., Class B	8,075	706,886
Myers Industries, Inc.	58,924	1,248,010
O-I Glass, Inc. (a)	255,353	2,683,760
Ranpak Holdings Corp. (a)(b)	75,481	269,467
UFP Technologies, Inc. (a)	12,610	2,441,296
		10,931,944
Cosmetics — 0.1%
Interparfums, Inc.	29,855	2,712,028
Diversified Consumer Services — 0.0%
Nerdy, Inc. (a)(b)	98,837	80,671
Phoenix Education Partners, Inc.	8,380	263,635
Zspace, Inc. (a)	4,189	475
		344,781
Diversified Financial Services — 0.4%
Cannae Holdings, Inc.	68,123	774,558
Compass Diversified Holdings	114,527	900,182
European Wax Center, Inc., Class A (a)	48,027	277,596
Jackson Financial, Inc., Class A	110,116	11,641,464
MBIA, Inc. (a)	72,954	431,158
Moelis & Co., Class A	113,721	6,482,097
SWK Holdings Corp.	4,902	83,383
Tiptree, Inc.	40,243	680,912
		21,271,350
Diversified Manufacturing Operations — 0.6%
Custom Truck One Source, Inc. (a)(b)	104,435	686,138
Enerpac Tool Group Corp., Class A	85,915	3,133,320
Enviri Corp. (a)	122,595	2,405,314
Federal Signal Corp.	97,670	10,562,034
Luxfer Holdings PLC	40,737	496,177
OSI Systems, Inc. (a)(b)	25,565	6,787,763
Standex International Corp.	19,649	5,007,744
TriMas Corp.	53,226	1,912,942
		30,991,432
Diversified Materials & Processing — 0.4%
Ascent Industries Co. (a)	13,783	183,452
Belden, Inc.	63,474	7,288,719
Insteel Industries, Inc.	29,033	975,799
Security	Shares	Value
Diversified Materials & Processing (continued)
NL Industries, Inc.	14,377	$ 83,818
Tredegar Corp. (a)(b)	43,465	345,547
Uranium Energy Corp. (a)(b)	776,013	10,476,175
		19,353,510
Diversified Media — 0.0%
EW Scripps Co., Class A (a)(b)	114,140	424,601
Diversified Retail — 0.3%
Bed Bath and Beyond, Inc. (a)(b)	114,551	531,517
Gaia, Inc., Class A (a)	29,520	81,770
Global Industrial Co.	23,359	736,276
PriceSmart, Inc.	42,064	6,330,632
Revolve Group, Inc., Class A (a)	68,154	1,540,962
Savers Value Village, Inc. (a)(b)	64,443	479,456
Stitch Fix, Inc., Class A (a)	177,490	587,492
Winmark Corp.	4,821	2,061,218
		12,349,323
Diversified Telecommunication Services(a) — 0.9%
BlackSky Technology, Inc., Class A (b)	48,931	1,231,104
EchoStar Corp., Class A (b)	219,664	25,716,064
Globalstar, Inc.	80,541	5,349,533
Lumen Technologies, Inc.	1,550,906	10,778,797
		43,075,498
Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A	23,656	2,126,438
Village Super Market, Inc., Class A	15,287	645,570
Weis Markets, Inc.	21,884	1,496,647
		4,268,655
Education Services — 0.9%
Adtalem Global Education, Inc. (a)	55,425	6,387,731
American Public Education, Inc. (a)	27,613	1,570,628
Coursera, Inc. (a)(b)	233,797	1,360,699
Franklin Covey Co. (a)(b)	19,361	305,710
Graham Holdings Co., Class B	5,266	5,567,531
HealthStream, Inc.	37,697	780,705
KinderCare Learning Cos., Inc. (a)	48,010	105,622
Laureate Education, Inc., Class A (a)	206,442	7,192,439
Lincoln Educational Services Corp. (a)	47,380	1,927,418
Perdoceo Education Corp.	105,138	3,912,185
Strategic Education, Inc.	37,300	3,094,408
Stride, Inc. (a)(b)	68,008	5,996,265
Udemy, Inc. (a)	151,992	702,203
Universal Technical Institute, Inc. (a)(b)	77,317	2,791,144
		41,694,688
Electrical Equipment — 0.3%
Enovix Corp. (a)(b)	280,296	1,451,933
Eos Energy Enterprises, Inc., Class A (a)(b)	514,251	2,550,685
Fluence Energy, Inc., Class A (a)(b)	103,223	1,420,349
LSI Industries, Inc.	45,510	846,486
NANO Nuclear Energy, Inc. (a)(b)	67,792	1,388,380
Net Power, Inc., Class A (a)	30,035	46,855
NuScale Power Corp. (a)(b)	258,705	2,804,362
Power Solutions International, Inc. (a)(b)	14,222	865,835
Shoals Technologies Group, Inc., Class A (a)(b)	282,834	1,861,048
SKYX Platforms Corp. (a)(b)	106,078	118,807
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
SunPower, Inc. (a)(b)	104,465	$ 132,671
T1 Energy, Inc. (a)	330,493	1,450,864
		14,938,275
Electronic Components — 0.9%
Aeva Technologies, Inc. (a)(b)	62,308	819,973
American Superconductor Corp. (a)(b)	73,361	2,483,270
Array Technologies, Inc. (a)	255,156	1,844,778
Methode Electronics, Inc.	59,814	330,173
MicroVision, Inc. (a)(b)	425,038	272,534
Novanta, Inc. (a)(b)	58,479	6,906,955
NVE Corp.	8,451	553,540
Sanmina Corp. (a)	86,148	11,168,227
ScanSource, Inc. (a)	35,179	1,276,998
TTM Technologies, Inc. (a)	166,447	16,215,267
		41,871,715
Electronic Entertainment — 0.0%
Turtle Beach Corp. (a)(b)	24,688	250,336
Electronic Equipment, Instruments & Components — 0.3%
Bel Fuse, Inc., Class A	2,560	461,312
Climb Global Solutions, Inc.	26,520	525,626
Daktronics, Inc. (a)(b)	64,827	1,267,368
Evolv Technologies Holdings, Inc., Class A (a)	258,837	1,565,964
Frequency Electronics, Inc. (a)	11,403	504,697
KULR Technology Group, Inc. (a)(b)	57,133	135,405
Mirion Technologies, Inc. (a)	389,257	7,236,288
M-Tron Industries, Inc. (a)	4,253	284,313
Neonode, Inc. (a)	18,195	25,473
Ouster, Inc. (a)(b)	91,306	1,677,291
Richardson Electronics Ltd.	20,035	219,383
Xperi, Inc. (a)(b)	77,607	434,599
		14,337,719
Electronics(a) — 0.9%
Agilysys, Inc. (b)	42,161	2,999,334
Integer Holdings Corp.	56,305	4,954,840
Nextpower, Inc., Class A	236,428	28,501,395
nLight, Inc.	75,828	4,323,713
		40,779,282
Energy Equipment(a) — 1.2%
Bloom Energy Corp., Class A	354,432	48,021,994
Expro Group Holdings NV	133,204	2,319,081
Sunrun, Inc.	372,662	5,053,297
		55,394,372
Energy Equipment & Services — 0.7%
Atlas Energy Solutions, Inc.	131,451	1,724,637
Borr Drilling Ltd.	442,392	2,552,602
Core Laboratories, Inc.	75,988	1,275,839
Energy Services of America Corp.	20,475	268,837
Flowco Holdings, Inc., Class A	31,441	647,685
Forum Energy Technologies, Inc. (a)	17,049	1,000,094
Innovex International, Inc. (a)	62,808	1,531,887
Kodiak Gas Services, Inc.	135,807	7,920,264
Mammoth Energy Services, Inc. (a)	45,251	110,865
Ranger Energy Services, Inc., Class A	34,167	585,622
SEACOR Marine Holdings, Inc. (a)(b)	38,831	278,030
Seadrill Ltd. (a)	103,439	4,706,474
Valaris Ltd. (a)	101,325	9,933,903
		32,536,739
Engineering & Contracting Services — 1.3%
Argan, Inc.	21,829	11,889,165
Security	Shares	Value
Engineering & Contracting Services (continued)
Exponent, Inc.	81,224	$ 5,299,866
Fluor Corp. (a)	261,849	12,215,256
IES Holdings, Inc. (a)	14,812	7,057,474
Legence Corp., Class A (a)	60,596	3,421,250
Limbach Holdings, Inc. (a)	18,067	1,410,129
Mistras Group, Inc. (a)	20,531	303,448
MYR Group, Inc. (a)	24,951	7,044,166
Uniti Group, Inc. (a)	269,850	2,531,193
VSE Corp.	43,674	8,053,486
Willdan Group, Inc. (a)(b)	23,464	1,796,404
		61,021,837
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A (a)(b)	875,113	857,611
Atlanta Braves Holdings, Inc., Class A (a)(b)	11,710	552,126
Atlanta Braves Holdings, Inc., Class C (a)	75,479	3,222,953
Cinemark Holdings, Inc.	173,285	4,942,088
CuriosityStream, Inc., Class A	55,374	163,907
Golden Entertainment, Inc.	33,233	886,989
IMAX Corp. (a)(b)	71,355	2,712,204
Lionsgate Studios Corp. (a)(b)	338,101	3,242,389
Madison Square Garden Entertainment Corp., Class A (a)	64,055	3,773,480
Meridian Holdings, Inc. (a)(b)	3,307	23,876
Playstudios, Inc., Class A (a)	158,927	74,569
Playtika Holding Corp.	97,455	270,925
Reservoir Media, Inc. (a)	32,658	319,722
Starz Entertainment Corp. (a)	15,551	178,836
		21,221,675
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	97,333	3,749,267
BrightView Holdings, Inc. (a)	120,646	1,422,416
Brink’s Co.	67,708	7,016,580
Healthcare Services Group, Inc. (a)	112,578	2,088,322
IBEX Holdings Ltd. (a)	17,298	463,933
Montrose Environmental Group, Inc. (a)	54,310	1,188,846
UniFirst Corp.	23,802	5,988,345
		21,917,709
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp. (a)(b)	9,254	485,557
Cass Information Systems, Inc.	18,400	809,968
Donnelley Financial Solutions, Inc. (a)	42,591	2,007,740
EVERTEC, Inc.	102,151	2,882,701
Green Dot Corp., Class A (a)	91,741	1,029,334
I3 Verticals, Inc., Class A (a)(b)	34,581	773,231
International Money Express, Inc. (a)	46,963	742,016
LendingClub Corp. (a)	187,645	2,687,077
Priority Technology Holdings, Inc. (a)(b)	38,188	180,247
Repay Holdings Corp., Class A (a)(b)	106,349	276,507
Value Line, Inc.	1,578	55,688
		11,930,066
Financial Services — 0.3%
Acacia Research Corp. (a)(b)	63,257	304,266
Better Home & Finance Holding Co. (a)(b)	8,509	303,091
Burford Capital Ltd.	331,626	1,498,949
Enact Holdings, Inc.	46,153	1,883,504
Ispire Technology, Inc. (a)(b)	30,845	56,755
Jefferson Capital, Inc.	36,148	695,126
Karat Packaging, Inc.	12,386	345,817
NewtekOne, Inc.	34,145	373,888
Onity Group, Inc. (a)(b)	10,557	414,573
Pagseguro Digital Ltd., Class A	293,497	2,940,840

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Paysign, Inc. (a)	61,000	$ 359,900
Security National Financial Corp., Class A (a)(b)	26,785	253,922
Turning Point Brands, Inc.	28,913	2,509,359
Universal Corp.	39,721	2,093,297
		14,033,287
Food & Staples Retailing — 0.0%
Grocery Outlet Holding Corp. (a)	160,767	1,133,408
Natural Grocers by Vitamin Cottage, Inc.	22,119	571,776
		1,705,184
Food Products(a) — 0.1%
Beyond Meat, Inc. (b)	649,016	455,350
Forafric Global PLC (b)	9,653	93,151
Hain Celestial Group, Inc. (b)	154,776	108,003
Lifeway Foods, Inc. (b)	7,054	136,424
Mama’s Creations, Inc.	61,985	950,850
SunOpta, Inc.	150,341	974,210
Westrock Coffee Co. (b)	60,970	259,122
		2,977,110
Foods — 0.6%
B&G Foods, Inc.	133,269	641,024
Chefs’ Warehouse, Inc. (a)	60,042	3,569,497
HF Foods Group, Inc. (a)(b)	68,482	126,692
J & J Snack Foods Corp.	24,224	1,920,236
John B Sanfilippo & Son, Inc.	13,255	1,051,519
Marzetti Co.	32,957	4,558,942
Medifast, Inc. (a)(b)	17,787	181,250
Mission Produce, Inc. (a)(b)	71,623	985,532
Seneca Foods Corp., Class A (a)	7,876	1,190,221
Simply Good Foods Co. (a)	139,739	2,005,255
Tootsie Roll Industries, Inc.	31,392	1,341,081
United Natural Foods, Inc. (a)	97,618	4,398,667
Utz Brands, Inc., Class A	122,070	966,794
Vita Coco Co., Inc. (a)(b)	77,243	3,700,712
		26,637,422
Forest Products — 0.3%
Boise Cascade Co.	60,385	4,580,202
UFP Industries, Inc.	94,427	8,698,615
		13,278,817
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	71,018	1,955,836
Ennis, Inc.	38,044	814,902
Quad/Graphics, Inc., Class A	47,800	315,958
		3,086,696
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	449,488
Funeral Parlors & Cemeteries — 0.0%
Carriage Services, Inc.	23,569	1,076,160
Matthews International Corp., Class A	47,767	1,233,344
		2,309,504
Gas Pipeline — 0.1%
Kinetik Holdings, Inc., Class A	72,462	3,507,885
NextDecade Corp. (a)(b)	226,971	1,738,598
		5,246,483
Gold — 0.7%
Caledonia Mining Corp. PLC	27,096	612,099
Security	Shares	Value
Gold (continued)
Coeur Mining, Inc. (a)	1,659,155	$ 31,142,339
Novagold Resources, Inc. (a)(b)	456,987	4,103,743
		35,858,181
Health Care Equipment & Services — 0.1%
Embecta Corp.	97,745	864,066
Figs, Inc., Class A (a)	144,851	2,139,449
		3,003,515
Health Care Equipment & Supplies — 0.3%
Adaptive Biotechnologies Corp. (a)	241,055	3,345,843
ICU Medical, Inc. (a)	39,545	5,107,237
Inogen, Inc. (a)	41,210	254,678
Integra LifeSciences Holdings Corp. (a)	107,580	1,013,404
Nano-X Imaging Ltd. (a)(b)	111,322	252,701
OmniAb, Inc. (a)(b)	161,213	253,104
OmniAb, Inc., 12.50 Earnout Shares (a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares (a)(c)	9,003	—
PROCEPT BioRobotics Corp. (a)	88,957	2,224,815
Shoulder Innovations, Inc. (a)	8,097	117,649
Strawberry Fields REIT, Inc.	11,732	139,611
		12,709,042
Health Care Facilities — 0.8%
Astrana Health, Inc. (a)	65,901	1,615,893
Brookdale Senior Living, Inc. (a)(b)	381,089	5,213,298
CVRx, Inc. (a)(b)	23,044	217,996
Enovis Corp. (a)	92,637	2,107,492
Ensign Group, Inc.	91,328	18,402,592
Joint Corp. (a)(b)	14,466	128,024
LifeStance Health Group, Inc. (a)	267,957	1,706,886
National HealthCare Corp.	20,756	3,314,733
QuidelOrtho Corp. (a)	112,968	1,856,064
RxSight, Inc. (a)	52,869	325,673
Select Medical Holdings Corp.	179,159	2,918,500
Sight Sciences, Inc. (a)	71,563	269,792
U.S. Physical Therapy, Inc.	24,533	1,838,994
		39,915,937
Health Care Management Services(a) — 0.3%
Enhabit, Inc.	78,285	1,103,036
Hims & Hers Health, Inc., Class A (b)	333,340	6,920,139
Option Care Health, Inc.	259,283	6,979,898
TruBridge, Inc. (b)	17,308	253,389
		15,256,462
Health Care Providers & Services(a) — 0.2%
agilon health, Inc. (b)	20,807	164,583
Clover Health Investments Corp., Class A (b)	685,025	1,205,644
Delcath Systems, Inc. (b)	52,189	484,314
DocGo, Inc.	146,901	92,416
GeneDx Holdings Corp., Class A (b)	31,456	2,020,104
Lumexa Imaging Holdings, Inc.	41,152	353,907
Oncology Institute, Inc. (b)	102,261	313,941
PACS Group, Inc. (b)	73,414	2,358,058
Sonida Senior Living, Inc. (b)	9,844	317,469
Strive, Inc., Class A (b)	84,699	848,684
Talkspace, Inc.	227,124	1,175,367
		9,334,487
Health Care Services — 1.4%
Addus HomeCare Corp. (a)	29,762	2,787,211
AirSculpt Technologies, Inc. (a)(b)	19,556	55,343
Alignment Healthcare, Inc. (a)(b)	304,157	5,359,246
AMN Healthcare Services, Inc. (a)	60,042	1,101,170
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Services (continued)
Ardent Health, Inc. (a)(b)	40,589	$ 347,442
Aveanna Healthcare Holdings, Inc. (a)	88,785	571,775
BrightSpring Health Services, Inc. (a)	209,683	8,934,593
Butterfly Network, Inc., Class A (a)	332,786	1,344,455
CapsoVision, Inc. (a)(b)	9,075	66,157
Claritev Corp., Class A (a)(b)	13,354	218,204
Concentra Group Holdings Parent, Inc.	192,745	4,134,380
CorVel Corp. (a)	47,870	2,616,096
Cross Country Healthcare, Inc. (a)(b)	53,912	506,773
Definitive Healthcare Corp., Class A (a)	60,601	74,539
Fortrea Holdings, Inc. (a)	142,789	1,345,072
Ginkgo Bioworks Holdings, Inc., Class A (a)(b)	67,356	412,892
Health Catalyst, Inc. (a)(b)	100,811	128,030
HealthEquity, Inc. (a)(b)	137,025	11,451,179
HeartFlow, Inc. (a)(b)	32,866	799,630
LifeMD, Inc. (a)(b)	60,923	219,932
NeoGenomics, Inc. (a)	211,205	1,567,141
Nutex Health, Inc. (a)(b)	5,364	509,795
Omnicell, Inc. (a)	72,546	2,421,586
OptimizeRx Corp. (a)(b)	28,162	176,857
Pediatrix Medical Group, Inc. (a)	138,825	2,969,467
Pennant Group, Inc. (a)(b)	56,760	1,730,045
Phibro Animal Health Corp., Class A	32,815	1,814,998
Phreesia, Inc. (a)	96,587	809,399
Privia Health Group, Inc. (a)	191,531	3,939,793
Progyny, Inc. (a)	123,908	2,103,958
Surgery Partners, Inc. (a)(b)	125,066	1,490,787
Teladoc Health, Inc. (a)(b)	299,554	1,632,569
Viemed Healthcare, Inc. (a)	59,015	543,528
Waystar Holding Corp. (a)	180,959	4,362,922
		68,546,964
Health Care: Miscellaneous — 0.0%
Absci Corp. (a)(b)	223,692	671,076
Home Building — 1.1%
Beazer Homes USA, Inc. (a)	44,344	853,178
Century Communities, Inc.	41,485	2,380,409
Dream Finders Homes, Inc., Class A (a)(b)	50,651	705,062
Forestar Group, Inc. (a)	32,824	802,219
Green Brick Partners, Inc. (a)	50,584	3,260,139
Hovnanian Enterprises, Inc., Class A (a)	8,226	912,346
Installed Building Products, Inc.	37,713	9,999,602
KB Home	100,182	5,184,418
Legacy Housing Corp. (a)(b)	14,759	301,526
LGI Homes, Inc. (a)	34,454	1,361,967
M/I Homes, Inc. (a)	41,968	5,138,982
Meritage Homes Corp.	109,657	6,781,189
Taylor Morrison Home Corp., Class A (a)	156,118	9,092,312
Tri Pointe Homes, Inc. (a)	137,825	6,440,562
		53,213,911
Hotel/Motel — 0.1%
First Watch Restaurant Group, Inc. (a)	93,151	976,222
Krispy Kreme, Inc.	129,405	438,683
Marcus Corp.	38,905	667,999
Red Rock Resorts, Inc., Class A	78,152	4,170,191
Xponential Fitness, Inc., Class A (a)(b)	40,656	244,749
		6,497,844
Hotels, Restaurants & Leisure — 0.2%
Genius Sports Ltd. (a)	364,596	1,615,160
Global Business Travel Group I (a)(b)	221,122	1,233,861
Sabre Corp. (a)(b)	620,151	899,219
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Serve Robotics, Inc. (a)(b)	105,835	$ 893,247
Six Flags Entertainment Corp. (a)(b)	155,840	2,766,160
Super Group SGHC Ltd.	265,507	2,867,476
		10,275,123
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	12,990	246,161
Household Durables — 0.0%
Cricut, Inc., Class A	78,746	294,510
Traeger, Inc. (a)(b)	1,225	35,525
Waldencast PLC, Class A (a)(b)	73,371	69,680
		399,715
Household Equipment & Products — 0.4%
Central Garden & Pet Co. (a)	12,716	467,567
Central Garden & Pet Co., Class A (a)	81,894	2,655,004
Energizer Holdings, Inc.	100,463	1,649,602
Helen of Troy Ltd. (a)	39,539	570,152
Novocure Ltd. (a)(b)	158,485	1,727,487
Spectrum Brands Holdings, Inc.	36,769	2,709,875
Zurn Elkay Water Solutions Corp.	244,413	10,959,479
		20,739,166
Household Furnishings — 0.2%
American Woodmark Corp. (a)	23,037	917,564
Apogee Enterprises, Inc.	33,337	1,118,123
Bassett Furniture Industries, Inc.	14,121	199,812
Ethan Allen Interiors, Inc.	39,365	876,265
Flexsteel Industries, Inc.	6,290	282,673
La-Z-Boy, Inc.	69,781	2,242,761
Leggett & Platt, Inc.	217,767	2,151,538
Lovesac Co. (a)(b)	24,496	361,806
Sleep Number Corp. (a)(b)	26,793	48,093
		8,198,635
Independent Power Producers & Energy Traders — 0.0%
Montauk Renewables, Inc. (a)(b)	108,509	124,785
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A (a)	38,188	1,208,268
Insurance — 0.5%
Ategrity Specialty Holdings LLC (a)	10,681	211,163
F&G Annuities & Life, Inc.	61,759	1,563,738
Fidelis Insurance Holdings Ltd.	88,444	1,690,165
GoHealth, Inc., Class A (a)(b)	6,637	10,022
Hamilton Insurance Group Ltd., Class B	72,607	2,165,867
James River Group Holdings, Inc. (b)	63,900	402,570
Kingsway Financial Services, Inc. (a)	31,852	332,216
Lemonade, Inc. (a)	99,236	6,220,113
Marqeta, Inc., Class A (a)	582,627	2,377,118
Mercury General Corp.	43,675	3,849,951
Oscar Health, Inc., Class A (a)	324,741	3,724,779
Skyward Specialty Insurance Group, Inc. (a)	58,363	2,549,296
		25,096,998
Insurance: Life — 0.2%
Citizens, Inc., Class A (a)(b)	78,346	394,080
CNO Financial Group, Inc.	153,323	6,295,443
Selectquote, Inc. (a)	228,989	144,149
Trupanion, Inc. (a)(b)	58,879	1,507,891
		8,341,563
Insurance: Multi-Line — 0.2%
Abacus Global Management, Inc., Class A (b)	67,746	533,839
Baldwin Insurance Group, Inc., Class A (a)(b)	155,553	3,412,833

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance: Multi-Line (continued)
Crawford & Co., Class A	27,975	$ 278,911
eHealth, Inc. (a)	49,860	64,319
Goosehead Insurance, Inc., Class A (a)	39,511	1,685,539
Horace Mann Educators Corp.	67,055	2,861,907
SiriusPoint Ltd. (a)(b)	120,308	2,591,434
		11,428,782
Insurance: Property-Casualty — 1.2%
American Coastal Insurance Corp.	40,475	455,344
American Integrity Insurance Group, Inc.	13,442	259,162
AMERISAFE, Inc.	31,968	1,065,493
Bowhead Specialty Holdings, Inc. (a)	26,947	604,421
Donegal Group, Inc., Class A	27,352	469,907
Employers Holdings, Inc.	31,475	1,294,881
Essent Group Ltd.	151,153	8,833,381
Genworth Financial, Inc., Class A (a)	645,098	5,238,196
Greenlight Capital Re Ltd., Class A (a)	44,360	766,984
HCI Group, Inc.	17,880	2,764,427
Heritage Insurance Holdings, Inc. (a)	41,789	1,096,961
Investors Title Co.	2,443	530,962
Kestrel Group Ltd. (a)(b)	2,947	31,828
Kingstone Cos., Inc.	19,150	279,016
NI Holdings, Inc. (a)	13,658	176,052
NMI Holdings, Inc., Class A (a)	125,018	4,689,425
Palomar Holdings, Inc. (a)	43,386	5,184,627
ProAssurance Corp. (a)	82,171	2,031,267
Radian Group, Inc.	220,123	7,281,669
Safety Insurance Group, Inc.	24,037	1,746,048
Selective Insurance Group, Inc.	97,795	7,372,765
Slide Insurance Holdings, Inc. (a)(b)	114,882	2,067,876
Stewart Information Services Corp.	45,451	2,798,873
United Fire Group, Inc.	33,568	1,244,030
Universal Insurance Holdings, Inc.	41,246	1,408,963
		59,692,558
Internet & Catalog Retail(a) — 0.0%
BARK, Inc., Class A (b)	167,474	84,842
ThredUp, Inc., Class A	153,677	504,061
		588,903
Internet Software & Services(a) — 0.2%
eGain Corp. (b)	30,296	239,035
Flywire Corp.	187,825	2,186,283
MediaAlpha, Inc., Class A	53,639	498,843
Remitly Global, Inc. (b)	280,636	4,397,566
Xometry, Inc., Class A (b)	72,449	2,958,817
		10,280,544
IT Services — 0.6%
Backblaze, Inc., Class A (a)	99,755	344,155
BigBear.ai Holdings, Inc. (a)(b)	717,094	2,524,171
Bread Financial Holdings, Inc.	40,493	3,032,521
Core Scientific, Inc. (a)(b)	470,380	7,036,885
Crexendo, Inc. (a)	25,059	154,614
CSP, Inc.	12,022	103,990
Fastly, Inc., Class A (a)	231,376	6,723,787
Kohl’s Corp.	179,480	2,315,292
Payoneer Global, Inc. (a)	452,513	2,185,638
Paysafe Ltd. (a)(b)	55,484	377,846
StoneCo Ltd., Class A (a)(b)	411,237	5,806,666
Whitefiber, Inc. (a)	18,487	220,180
		30,825,745
Leisure Time — 1.0%
10X Genomics, Inc., Class A (a)	179,252	3,805,520
Security	Shares	Value
Leisure Time (continued)
Acushnet Holdings Corp.	44,995	$ 4,206,133
American Outdoor Brands, Inc. (a)(b)	21,287	198,820
Callaway Golf Co. (a)	217,420	3,017,790
Clarus Corp.	50,875	138,380
Escalade, Inc.	17,369	298,226
Hilton Grand Vacations, Inc. (a)	98,739	3,862,670
Johnson Outdoors, Inc., Class A	8,590	399,521
Latham Group, Inc. (a)	66,379	356,455
Life Time Group Holdings, Inc. (a)	244,509	6,587,072
Lindblad Expeditions Holdings, Inc. (a)	63,375	1,096,387
Marriott Vacations Worldwide Corp.	45,350	2,953,192
OneSpaWorld Holdings Ltd.	160,215	3,676,934
Outdoor Holding Co. (a)(b)	143,187	287,806
Peloton Interactive, Inc., Class A (a)(b)	642,330	2,755,596
Polaris, Inc.	87,061	4,744,824
Portillo’s, Inc., Class A (a)(b)	110,909	586,709
RCI Hospitality Holdings, Inc.	10,038	228,967
Smith & Wesson Brands, Inc.	74,294	1,064,633
Sphere Entertainment Co., Class A (a)	44,128	5,180,627
Sturm Ruger & Co., Inc.	23,564	944,681
United Parks & Resorts, Inc. (a)	46,161	1,507,618
		47,898,561
Life Sciences Tools & Services(a) — 0.0%
Maravai LifeSciences Holdings, Inc., Class A	190,588	539,364
WaVe Life Sciences Ltd.	227,083	1,646,352
		2,185,716
Luxury Items — 0.1%
Movado Group, Inc.	26,701	652,038
Signet Jewelers Ltd.	64,401	5,450,901
		6,102,939
Machinery(a) — 0.1%
Hillman Solutions Corp.	324,742	2,701,853
Microvast Holdings, Inc. (b)	310,590	465,885
		3,167,738
Machinery: Agricultural — 0.5%
Aebi Schmidt Holding AG	57,506	558,383
Alamo Group, Inc.	16,929	2,792,777
Lindsay Corp.	16,965	2,020,023
SPX Technologies, Inc. (a)	78,409	15,677,095
Titan International, Inc. (a)(b)	83,460	576,709
Titan Machinery, Inc. (a)	34,639	579,164
		22,204,151
Machinery: Construction & Handling — 0.3%
Astec Industries, Inc.	37,040	1,994,234
Douglas Dynamics, Inc.	36,536	1,537,800
Manitowoc Co., Inc. (a)	59,527	693,489
Terex Corp.	182,226	10,769,557
		14,995,080
Machinery: Industrial — 1.2%
AirJoule Technologies Corp., Class A (a)(b)	37,227	93,440
Alliance Laundry Holdings, Inc. (a)(b)	74,070	1,536,212
Chart Industries, Inc. (a)	73,549	15,206,256
Columbus McKinnon Corp.	47,817	694,781
DXP Enterprises, Inc. (a)	21,142	2,954,172
Enpro, Inc.	34,321	8,602,559
EVI Industries, Inc.	9,494	195,387
Gencor Industries, Inc. (a)	18,815	282,225
Graham Corp. (a)	17,620	1,390,570
Hyster-Yale, Inc., Class A	19,701	640,479
JBT Marel Corp.	84,939	10,861,150
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery: Industrial (continued)
Kadant, Inc.	18,992	$ 5,552,311
Kennametal, Inc.	123,634	4,466,896
Mayville Engineering Co., Inc. (a)(b)	22,995	412,760
Palladyne AI Corp. (a)(b)	44,233	268,494
Proto Labs, Inc. (a)	38,794	2,212,034
Richtech Robotics, Inc., Class B (a)(b)	259,427	542,202
Tennant Co.	29,189	1,938,150
		57,850,078
Machinery: Specialty — 0.1%
Albany International Corp., Class A	46,686	2,437,476
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	12,637	6,119,973
Champion Homes, Inc.	90,883	6,758,968
		12,878,941
Marine — 0.7%
Ardmore Shipping Corp.	58,979	899,430
Calumet, Inc. (a)(b)	112,783	4,048,910
Costamare Bulkers Holdings Ltd. (a)	14,820	229,265
Costamare, Inc.	74,100	1,252,290
DHT Holdings, Inc.	221,512	4,047,024
Dorian LPG Ltd.	59,857	2,047,109
Genco Shipping & Trading Ltd.	51,762	1,167,233
Himalaya Shipping Ltd. (b)	42,598	566,553
International Seaways, Inc.	65,122	4,746,091
Navigator Holdings Ltd.	45,761	884,560
Nordic American Tankers Ltd.	330,897	1,939,057
Pangaea Logistics Solutions Ltd.	50,973	360,889
Safe Bulkers, Inc.	78,325	495,797
Scorpio Tankers, Inc.	73,937	5,520,137
SFL Corp. Ltd.	195,155	2,105,723
Teekay Corp. Ltd.	89,180	1,088,888
Teekay Tankers Ltd., Class A	38,981	2,858,087
		34,257,043
Media — 0.1%
Advantage Solutions, Inc. (a)(b)	6,218	131,449
Arena Group Holdings, Inc. (a)(b)	22,358	48,517
fuboTV, Inc., Class A (a)(b)	45,098	426,627
Gambling.com Group Ltd. (a)(b)	27,432	106,436
Newsmax, Inc., Class B (a)(b)	80,422	419,803
PubMatic, Inc., Class A (a)	58,543	478,882
Rumble, Inc. (a)(b)	179,113	913,476
Sinclair, Inc., Class A	60,685	785,264
Teads Holding Co. (a)(b)	64,524	42,495
VTEX, Class A (a)(b)	76,604	306,416
Webtoon Entertainment, Inc. (a)(b)	32,631	299,879
ZipRecruiter, Inc., Class A (a)	111,988	206,058
		4,165,302
Medical & Dental Instruments & Supplies — 1.0%
Accendra Health, Inc. (a)(b)	127,375	290,415
Alphatec Holdings, Inc. (a)	192,629	2,095,803
AngioDynamics, Inc. (a)	61,605	700,449
Anika Therapeutics, Inc. (a)(b)	22,850	331,325
Artivion, Inc. (a)	69,229	2,535,166
AtriCure, Inc. (a)	80,171	2,287,279
Avanos Medical, Inc. (a)	74,718	1,046,799
Axogen, Inc. (a)	73,354	2,430,218
BioLife Solutions, Inc. (a)	68,295	1,303,069
Ceribell, Inc. (a)(b)	43,171	791,324
Cerus Corp. (a)	305,358	555,752
Community Health Systems, Inc. (a)(b)	216,621	636,866
Security	Shares	Value
Medical & Dental Instruments & Supplies (continued)
CONMED Corp.	50,396	$ 1,782,003
LeMaitre Vascular, Inc.	34,441	3,759,924
LENSAR, Inc. (a)(b)	16,303	97,166
LivaNova PLC (a)	89,256	5,673,111
Merit Medical Systems, Inc. (a)	94,737	6,530,221
Neogen Corp. (a)	358,798	3,333,233
Ocular Therapeutix, Inc. (a)(b)	306,197	2,593,489
OraSure Technologies, Inc. (a)(b)	124,041	372,123
Organogenesis Holdings, Inc. (a)	116,345	275,738
Orthofix Medical, Inc. (a)(b)	60,916	698,707
OrthoPediatrics Corp. (a)	28,227	447,962
Pro-Dex, Inc. (a)(b)	3,665	180,025
Pulmonx Corp. (a)(b)	62,367	80,453
Sanara Medtech, Inc. (a)	5,191	89,181
STAAR Surgical Co. (a)	55,759	1,042,693
TransMedics Group, Inc. (a)(b)	55,060	5,473,515
Treace Medical Concepts, Inc. (a)(b)	83,872	112,388
Utah Medical Products, Inc.	5,035	312,120
		47,858,517
Medical Equipment — 0.9%
Accuray, Inc. (a)(b)	173,647	67,392
AdaptHealth Corp. (a)	163,670	1,947,673
Alpha Teknova, Inc. (a)(b)	18,795	54,318
Anteris Technologies Global Corp. (a)(b)	57,014	316,428
Beta Bionics, Inc. (a)(b)	64,334	644,627
CareDx, Inc. (a)	81,387	1,412,878
ClearPoint Neuro, Inc. (a)(b)	45,135	410,728
Cytek Biosciences, Inc. (a)	199,155	870,307
Electromed, Inc. (a)	11,954	279,843
Glaukos Corp. (a)	90,742	9,769,284
Haemonetics Corp. (a)	76,342	4,302,635
iRadimed Corp.	13,891	1,337,148
iRhythm Technologies, Inc. (a)	51,532	6,081,807
Kestra Medical Technologies Ltd. (a)(b)	33,243	662,533
KORU Medical Systems, Inc. (a)	73,581	317,870
Lantheus Holdings, Inc. (a)	106,233	8,057,773
Lucid Diagnostics, Inc. (a)(b)	119,929	137,918
Myomo, Inc. (a)(b)	56,401	38,105
Neuronetics, Inc. (a)(b)	62,649	90,841
Quanterix Corp. (a)(b)	75,825	266,904
SANUWAVE Health, Inc. (a)(b)	12,152	210,108
SI-BONE, Inc. (a)	64,922	819,965
Standard BioTools, Inc. (a)	509,005	467,928
Stereotaxis, Inc. (a)(b)	89,447	164,582
Tactile Systems Technology, Inc. (a)(b)	36,086	942,927
Tandem Diabetes Care, Inc. (a)	109,674	2,102,451
Varex Imaging Corp. (a)(b)	66,910	709,915
		42,484,888
Medical Services(a) — 0.1%
Alumis, Inc.	111,384	2,453,790
BioAge Labs, Inc. (b)	49,043	857,762
Fulgent Genetics, Inc. (b)	34,731	552,223
Innovage Holding Corp.	27,640	221,673
NeuroPace, Inc.	41,656	547,776
Outset Medical, Inc. (b)	30,700	117,888
		4,751,112
Metal Fabricating — 0.2%
CompX International, Inc., Class A	2,464	57,559
Distribution Solutions Group, Inc. (a)(b)	17,355	455,395
DMC Global, Inc. (a)(b)	30,851	160,734
Eastern Co.	10,372	209,929

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metal Fabricating (continued)
L B Foster Co., Class A (a)	16,188	$ 451,645
Mueller Water Products, Inc., Class A	252,679	6,946,146
Worthington Enterprises, Inc.	51,515	2,685,992
		10,967,400
Metals & Minerals: Diversified — 0.9%
Compass Minerals International, Inc. (a)	50,949	1,189,659
Constellium SE, Class A (a)	222,755	5,475,318
Energy Fuels, Inc. (a)(b)	375,004	6,843,823
Hecla Mining Co.	1,033,623	19,256,397
Materion Corp.	33,639	4,865,881
Perpetua Resources Corp. (a)(b)	139,926	3,934,719
U.S. Lime & Minerals, Inc.	17,366	2,268,173
		43,833,970
Metals & Mining — 0.4%
American Battery Technology Co. (a)(b)	188,023	524,584
Contango Silver & Gold, Inc. (a)	34,606	648,862
Critical Metals Corp. (a)(b)	75,261	597,572
Ferroglobe PLC	186,501	768,384
Friedman Industries, Inc.	11,522	204,170
Idaho Strategic Resources, Inc. (a)	24,401	783,760
Lifezone Metals Ltd. (a)(b)	47,441	159,402
NioCorp Developments Ltd. (a)	181,483	809,414
SSR Mining, Inc. (a)	331,079	9,733,723
U.S. Antimony Corp. (a)(b)	197,764	1,726,480
U.S. Gold Corp. (a)(b)	19,072	289,704
USA Rare Earth, Inc., Class A (a)(b)	299,562	4,533,871
Vox Royalty Corp.	98,923	518,356
		21,298,282
Mining — 0.0%
Dakota Gold Corp. (a)(b)	149,126	753,086
Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	151,145	453,435
Eastman Kodak Co. (a)	80,382	727,457
HNI Corp.	104,855	3,501,108
MillerKnoll, Inc.	113,725	1,644,464
Pitney Bowes, Inc.	169,804	1,876,334
Transocean Ltd. (a)	1,510,455	10,014,317
		18,217,115
Oil & Gas Producers — 0.2%
Crescent Energy Co., Class A	392,871	5,303,758
HighPeak Energy, Inc. (b)	25,444	175,564
Kosmos Energy Ltd. (a)	763,038	2,121,246
		7,600,568
Oil Well Equipment & Services — 1.1%
Bristow Group, Inc.	45,992	2,156,565
Cactus, Inc., Class A	111,443	5,279,055
Helix Energy Solutions Group, Inc. (a)	225,719	2,232,361
Helmerich & Payne, Inc.	158,075	5,695,442
Liberty Energy, Inc., Class A	256,054	7,374,355
Matrix Service Co. (a)	44,635	512,410
Nabors Industries Ltd. (a)	22,929	1,973,270
National Energy Services Reunited Corp. (a)	99,219	2,130,232
Natural Gas Services Group, Inc.	17,649	666,073
NPK International, Inc. (a)	137,324	1,989,825
Oceaneering International, Inc. (a)	160,682	5,699,390
Oil States International, Inc. (a)	86,325	1,004,823
Patterson-UTI Energy, Inc.	568,828	6,160,407
ProPetro Holding Corp. (a)	130,337	1,878,156
RPC, Inc.	145,111	1,027,386
Security	Shares	Value
Oil Well Equipment & Services (continued)
Select Water Solutions, Inc., Class A	154,346	$ 2,361,494
Solaris Energy Infrastructure, Inc., Class A	69,576	3,931,740
TETRA Technologies, Inc. (a)	206,213	1,756,935
		53,829,919
Oil, Gas & Consumable Fuels — 0.9%
Archrock, Inc.	280,922	9,776,086
Diversified Energy Co.	99,056	1,727,537
Empire Petroleum Corp. (a)(b)	23,127	68,456
Encore Energy Corp. (a)(b)	313,309	563,956
Epsilon Energy Ltd.	33,364	205,522
Excelerate Energy, Inc., Class A	39,905	1,333,625
FLEX LNG Ltd.	49,849	1,481,014
Granite Ridge Resources, Inc.	88,964	522,219
Gulfport Energy Corp. (a)	26,161	5,534,883
Kolibri Global Energy, Inc. (a)	45,056	247,357
New Fortress Energy, Inc., Class A (a)(b)	293,117	172,939
NextNRG, Inc. (a)(b)	30,364	12,146
Noble Corp. PLC	205,330	10,075,543
Plug Power, Inc. (a)(b)	2,152,802	4,865,332
ProFrac Holding Corp., Class A (a)	47,774	296,199
Sable Offshore Corp., Class A (a)(b)	202,351	3,342,838
Summit Midstream Corp. (a)	13,672	413,441
VAALCO Energy, Inc.	162,879	1,032,653
Vitesse Energy, Inc.	49,330	895,833
		42,567,579
Oil: Crude Producers — 1.5%
BKV Corp. (a)	37,047	1,056,580
California Resources Corp.	118,959	8,234,342
CNX Resources Corp. (a)	215,128	8,293,184
Comstock Resources, Inc. (a)	121,962	2,570,959
CVR Energy, Inc. (a)	49,589	1,668,670
Evolution Petroleum Corp.	50,265	230,214
Gevo, Inc. (a)(b)	361,781	987,662
Infinity Natural Resources, Inc., Class A (a)	22,544	397,000
Magnolia Oil & Gas Corp., Class A	293,867	9,277,381
Murphy Oil Corp.	219,470	9,053,138
Northern Oil & Gas, Inc.	156,330	4,569,526
ONE Gas, Inc.	97,256	8,376,659
PrimeEnergy Resources Corp. (a)	864	201,182
Riley Exploration Permian, Inc.	22,744	829,019
SandRidge Energy, Inc.	51,200	835,072
SM Energy Co.	405,321	12,637,909
Talos Energy, Inc. (a)	206,552	3,255,260
W&T Offshore, Inc.	149,751	510,651
		72,984,408
Oil: Refining & Marketing — 0.3%
Clean Energy Fuels Corp. (a)	294,569	730,531
Delek U.S. Holdings, Inc.	95,968	4,325,278
Par Pacific Holdings, Inc. (a)	79,960	5,008,694
PBF Energy, Inc., Class A	136,083	6,480,273
		16,544,776
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	38,686	254,167
Paper — 0.0%
Clearwater Paper Corp. (a)	26,493	380,969
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products — 0.1%
Magnera Corp. (a)	51,133	$ 486,275
Sylvamo Corp.	54,146	2,287,127
		2,773,402
Personal Care — 0.2%
Beauty Health Co., Class A (a)(b)	198,105	176,313
Edgewell Personal Care Co.	75,379	1,608,588
FitLife Brands, Inc. (a)	6,764	96,049
Honest Co., Inc. (a)	161,787	475,654
Lifevantage Corp. (b)	18,335	79,207
Nu Skin Enterprises, Inc., Class A	84,488	615,073
Olaplex Holdings, Inc. (a)(b)	226,582	459,961
WD-40 Co.	22,125	4,512,173
		8,023,018
Personal Products(a) — 0.1%
Herbalife Ltd. (b)	167,289	2,462,494
Nature’s Sunshine Products, Inc.	25,163	603,660
USANA Health Sciences, Inc.	19,674	343,705
		3,409,859
Pharmaceuticals — 2.6%
ACADIA Pharmaceuticals, Inc. (a)	203,782	4,536,187
Aclaris Therapeutics, Inc. (a)(b)	157,263	589,736
Alkermes PLC (a)	262,878	9,295,366
Amneal Pharmaceuticals, Inc., Class A (a)	248,294	3,086,294
Amphastar Pharmaceuticals, Inc. (a)(b)	59,235	1,160,414
Aquestive Therapeutics, Inc. (a)(b)	173,626	720,548
Arrowhead Pharmaceuticals, Inc. (a)(b)	218,819	13,719,951
Atea Pharmaceuticals, Inc. (a)(b)	105,808	569,247
Axsome Therapeutics, Inc. (a)	67,574	11,421,358
Biote Corp., Class A (a)(b)	45,951	62,034
CorMedix, Inc. (a)(b)	119,791	813,381
Corvus Pharmaceuticals, Inc. (a)(b)	95,146	1,391,986
Definium Therapeutics, Inc. (a)(b)	159,991	3,023,830
Edgewise Therapeutics, Inc. (a)	109,592	3,452,148
Enanta Pharmaceuticals, Inc. (a)(b)	46,159	582,988
Enliven Therapeutics, Inc. (a)	60,923	2,388,182
Esperion Therapeutics, Inc. (a)(b)	388,798	1,065,307
Eton Pharmaceuticals, Inc. (a)(b)	39,413	972,713
Evolus, Inc. (a)(b)	86,490	355,474
Guardian Pharmacy Services, Inc., Class A (a)	37,490	1,411,873
Harmony Biosciences Holdings, Inc. (a)	71,868	2,013,023
Harrow, Inc. (a)(b)	52,830	1,862,786
Indivior Pharmaceuticals, Inc. (a)(b)	196,287	5,982,828
Innoviva, Inc. (a)	101,978	2,376,087
Ironwood Pharmaceuticals, Inc., Class A (a)	272,189	955,383
Journey Medical Corp. (a)(b)	21,029	98,626
LB Pharmaceuticals, Inc. (a)	32,581	803,447
Liquidia Corp. (a)(b)	105,258	3,972,437
Maze Therapeutics, Inc. (a)	42,984	1,283,072
MBX Biosciences, Inc. (a)	44,972	1,342,414
MediWound Ltd. (a)(b)	13,186	212,426
Niagen Bioscience, Inc. (a)(b)	90,460	398,929
Nuvation Bio, Inc., Class A (a)	375,087	1,609,123
Pacira BioSciences, Inc. (a)(b)	66,416	1,501,002
Prestige Consumer Healthcare, Inc. (a)	78,060	4,626,616
SIGA Technologies, Inc.	70,201	375,575
Supernus Pharmaceuticals, Inc. (a)	88,090	4,553,372
Syndax Pharmaceuticals, Inc. (a)(b)	137,313	3,207,632
Tarsus Pharmaceuticals, Inc. (a)	64,885	4,551,683
Terns Pharmaceuticals, Inc. (a)	155,724	8,209,769
TG Therapeutics, Inc. (a)	235,816	7,833,808
Theravance Biopharma, Inc. (a)	61,547	998,908
Security	Shares	Value
Pharmaceuticals (continued)
Third Harmonic Bio, Inc. (a)(c)	33,837	$ —
Trevi Therapeutics, Inc. (a)(b)	148,721	1,774,242
Tvardi Therapeutics, Inc. (a)(b)	5,915	18,810
Voyager Therapeutics, Inc. (a)	76,599	295,672
Xeris Biopharma Holdings, Inc. (a)(b)	251,634	1,459,477
		122,936,164
Power Transmission Equipment — 0.7%
Advanced Energy Industries, Inc.	61,297	19,781,155
Powell Industries, Inc.	15,477	8,374,295
Vicor Corp. (a)	37,763	6,079,843
		34,235,293
Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A (b)	102,084	8,099,345
Cimpress PLC	28,016	2,045,168
		10,144,513
Producer Durables: Miscellaneous — 0.0%
First Advantage Corp. (a)(b)	127,916	1,504,292
Park-Ohio Holdings Corp.	15,750	378,630
		1,882,922
Production Technology Equipment(a) — 0.2%
Azenta, Inc.	66,527	1,405,716
Ichor Holdings Ltd.	55,045	2,565,647
Photronics, Inc.	91,917	3,714,366
		7,685,729
Professional Services — 0.4%
Alight, Inc., Class A	729,291	424,958
Falcon’s Beyond Global, Inc., Class A (a)(b)	24,660	347,706
Innodata, Inc. (a)(b)	51,229	1,978,464
Legalzoom.com, Inc. (a)	200,221	1,135,253
McGraw Hill, Inc. (a)(b)	48,212	660,504
Planet Labs PBC, Class A (a)	440,485	12,311,556
RCM Technologies, Inc. (a)	8,507	162,824
Resolute Holdings Management, Inc. (a)(b)	6,900	1,119,870
Skillsoft Corp., Class A (a)(b)	7,724	33,136
TIC Solutions, Inc. (a)(b)	328,551	2,161,866
		20,336,137
Publishing — 0.1%
Daily Journal Corp. (a)(b)	2,156	1,039,925
John Wiley & Sons, Inc., Class A	66,144	2,520,086
Scholastic Corp.	33,608	1,312,729
USA TODAY Co., Inc. (a)(b)	227,702	1,605,299
		6,478,039
Radio & TV Broadcasters — 0.0%
Entravision Communications Corp., Class A	112,738	334,832
Gray Media, Inc.	146,229	634,634
iHeartMedia, Inc., Class A (a)	202,788	592,141
		1,561,607
Railroad Equipment — 0.1%
Trinity Industries, Inc.	130,543	4,200,874
Real Estate — 0.2%
eXp World Holdings, Inc.	145,842	873,594
Kennedy-Wilson Holdings, Inc.	194,977	2,109,651
Newmark Group, Inc., Class A	244,312	3,662,237
RMR Group, Inc., Class A	26,150	404,541
St. Joe Co.	62,614	3,932,159
Stratus Properties, Inc. (a)	10,568	322,535
		11,304,717

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust	213,860	$ 4,089,003
ACRES Commercial Realty Corp. (a)(b)	10,666	206,067
Adamas Trust, Inc.	145,450	1,070,512
AG Mortgage Investment Trust, Inc.	49,618	362,708
Alexander’s, Inc.	3,702	874,412
Alpine Income Property Trust, Inc.	22,965	413,370
American Assets Trust, Inc.	82,939	1,526,907
American Healthcare REIT, Inc.	290,620	13,705,639
Angel Oak Mortgage REIT, Inc.	18,691	153,640
Apollo Commercial Real Estate Finance, Inc.	228,066	2,408,377
Apple Hospitality REIT, Inc.	363,161	4,179,983
Arbor Realty Trust, Inc.	285,682	2,202,608
Ares Commercial Real Estate Corp.	91,669	440,011
Armada Hoffler Properties, Inc.	134,370	739,035
ARMOUR Residential REIT, Inc.	183,982	3,068,820
Blackstone Mortgage Trust, Inc., Class A	260,217	4,983,156
Braemar Hotels & Resorts, Inc.	99,900	235,764
Brandywine Realty Trust	293,045	794,152
BRC, Inc., Class A (a)(b)	164,992	128,067
BrightSpire Capital, Inc., Class A	205,065	1,148,364
Broadstone Net Lease, Inc.	311,104	5,683,870
BRT Apartments Corp.	19,244	256,715
CareTrust REIT, Inc.	365,529	13,396,638
CBL & Associates Properties, Inc.	28,666	1,101,634
Centerspace	28,207	1,620,492
Chatham Lodging Trust	77,050	606,384
Chicago Atlantic Real Estate Finance, Inc.	28,627	324,058
Chimera Investment Corp.	135,997	1,706,762
Chiron Real Estate, Inc.	20,968	693,621
Claros Mortgage Trust, Inc. (a)	148,958	354,520
Clipper Realty, Inc.	23,277	70,297
Community Healthcare Trust, Inc.	46,905	745,320
COPT Defense Properties	186,761	5,714,887
CoreCivic, Inc. (a)	167,778	3,172,682
CTO Realty Growth, Inc.	52,763	975,588
Curbline Properties Corp.	160,281	4,133,647
DiamondRock Hospitality Co.	330,979	3,101,273
Diversified Healthcare Trust	355,860	2,362,910
Douglas Emmett, Inc.	224,611	2,115,836
Dynex Capital, Inc.	324,747	4,143,772
Easterly Government Properties, Inc.	68,527	1,468,534
Ellington Financial, Inc.	164,731	1,952,062
Empire State Realty Trust, Inc., Class A	232,359	1,208,267
Essential Properties Realty Trust, Inc.	323,078	9,808,648
Farmland Partners, Inc.	60,691	681,560
Four Corners Property Trust, Inc.	171,914	4,065,766
Franklin BSP Realty Trust, Inc.	137,002	1,163,147
Franklin Street Properties Corp.	129,826	86,269
FrontView REIT, Inc.	30,652	474,186
GEO Group, Inc. (a)	216,624	3,641,449
Getty Realty Corp.	85,520	2,719,536
Gladstone Commercial Corp.	75,121	858,633
Gladstone Land Corp.	57,841	589,978
Global Net Lease, Inc.	320,621	3,001,013
HA Sustainable Infrastructure Capital, Inc.	201,354	7,399,759
Hudson Pacific Properties, Inc. (a)	92,225	545,050
Independence Realty Trust, Inc.	388,878	5,790,393
Industrial Logistics Properties Trust	91,434	519,345
Innovative Industrial Properties, Inc.	45,312	2,272,850
InvenTrust Properties Corp.	128,479	3,913,470
Invesco Mortgage Capital, Inc.	117,216	947,105
JBG SMITH Properties	98,953	1,445,703
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	353,713	$ 8,683,654
KKR Real Estate Finance Trust, Inc.	96,343	589,619
Ladder Capital Corp., Class A	191,483	1,870,789
LTC Properties, Inc.	74,771	2,778,490
Lument Finance Trust, Inc.	79,064	99,621
LXP Industrial Trust	94,669	4,379,388
Macerich Co.	418,465	7,908,988
MFA Financial, Inc.	166,464	1,594,725
Mobile Infrastructure Corp., Class A (a)(b)	24,950	55,888
Modiv Industrial, Inc., Class C	16,206	232,070
National Health Investors, Inc.	76,293	6,169,052
NET Lease Office Properties	24,917	287,044
NETSTREIT Corp.	132,550	2,495,917
NexPoint Diversified Real Estate Trust	59,728	278,930
Nexpoint Real Estate Finance, Inc.	14,959	201,498
NexPoint Residential Trust, Inc.	37,757	943,925
One Liberty Properties, Inc.	31,795	682,321
Orchid Island Capital, Inc.	246,497	1,732,874
Outfront Media, Inc.	239,242	6,339,913
Peakstone Realty Trust	58,544	1,222,984
Pebblebrook Hotel Trust	182,679	2,307,236
PennyMac Mortgage Investment Trust	141,729	1,652,560
Phillips Edison & Co., Inc.	205,327	7,683,336
Piedmont Realty Trust, Inc., Class A	201,798	1,325,813
Postal Realty Trust, Inc., Class A	38,787	719,887
Ready Capital Corp.	227,511	368,568
Redwood Trust, Inc.	208,898	1,171,918
Rithm Property Trust, Inc.	12,161	162,836
RLJ Lodging Trust	201,653	1,496,265
Ryman Hospitality Properties, Inc.	100,436	9,267,230
Sabra Health Care REIT, Inc.	392,181	7,541,641
Safehold, Inc.	94,205	1,274,594
Saul Centers, Inc.	21,328	694,866
Service Properties Trust	260,850	353,452
Seven Hills Realty Trust	32,346	265,884
Sila Realty Trust, Inc.	90,459	2,142,069
SITE Centers Corp.	82,082	443,243
SL Green Realty Corp.	117,636	4,345,474
Smartstop Self Storage REIT, Inc.	90,455	2,738,977
Summit Hotel Properties, Inc.	181,040	800,197
Sunrise Realty Trust, Inc.	17,966	137,799
Sunstone Hotel Investors, Inc.	297,408	2,679,646
Tanger, Inc.	184,188	6,258,708
Terreno Realty Corp.	166,300	10,214,146
TPG RE Finance Trust, Inc.	107,639	840,661
Two Harbors Investment Corp.	169,083	1,930,928
UMH Properties, Inc.	132,702	1,914,890
Universal Health Realty Income Trust	19,994	809,157
Urban Edge Properties	205,745	4,110,785
Veris Residential, Inc.	125,810	2,374,035
Whitestone REIT	71,356	1,152,399
Xenia Hotels & Resorts, Inc.	154,030	2,284,265
		279,575,379
Real Estate Management & Development(a) — 0.2%
American Realty Investors, Inc.	2,920	45,114
Compass, Inc., Class A	1,043,925	7,631,092
Cushman & Wakefield Ltd.	254,184	3,116,296
Maui Land & Pineapple Co., Inc.	13,250	203,917
Real Brokerage, Inc. (b)	224,704	561,760
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Seaport Entertainment Group, Inc. (b)	12,931	$ 277,758
Transcontinental Realty Investors, Inc.	1,557	54,308
		11,890,245
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	102,020	696,797
LCI Industries	38,430	4,726,121
Malibu Boats, Inc., Class A (a)(b)	31,681	821,171
Marine Products Corp.	15,070	109,559
MasterCraft Boat Holdings, Inc. (a)(b)	27,610	566,281
Winnebago Industries, Inc.	46,127	1,429,476
		8,349,405
Rental & Leasing Services: Consumer — 0.0%
Upbound Group, Inc.	84,332	1,522,193
Restaurants — 0.7%
Biglari Holdings, Inc., Class B (a)	1,173	386,609
BJ’s Restaurants, Inc. (a)	30,380	1,066,338
Black Rock Coffee Bar, Inc., Class A (a)(b)	27,738	358,375
Bloomin’ Brands, Inc.	140,952	761,141
Brinker International, Inc. (a)	70,535	10,070,282
Cheesecake Factory, Inc.	74,805	4,095,574
Cracker Barrel Old Country Store, Inc.	34,580	972,044
Dave & Buster’s Entertainment, Inc. (a)	45,681	494,725
Dine Brands Global, Inc.	23,297	611,313
El Pollo Loco Holdings, Inc. (a)	44,154	611,974
Jack in the Box, Inc. (b)	27,367	264,639
Kura Sushi USA, Inc., Class A (a)(b)	10,738	749,405
Nathan’s Famous, Inc.	4,516	454,897
Navan, Inc., Class A (a)(b)	63,317	838,317
Papa John’s International, Inc.	53,841	1,744,987
Rush Street Interactive, Inc., Class A (a)(b)	150,837	3,280,705
Shake Shack, Inc., Class A (a)(b)	63,663	5,632,265
Sweetgreen, Inc., Class A (a)(b)	176,127	914,099
		33,307,689
Scientific Instruments: Control & Filter — 0.9%
Arlo Technologies, Inc. (a)	161,026	2,291,400
ESCO Technologies, Inc.	42,271	11,893,791
Gorman-Rupp Co.	34,080	2,117,390
Helios Technologies, Inc.	54,289	3,513,041
Napco Security Technologies, Inc.	57,418	2,261,695
Resideo Technologies, Inc. (a)	209,677	7,068,212
Thermon Group Holdings, Inc. (a)	53,209	2,681,734
Watts Water Technologies, Inc., Class A	44,660	12,964,352
		44,791,615
Scientific Instruments: Electrical — 0.6%
Allient, Inc.	24,324	1,437,305
Atkore, Inc.	54,527	3,212,185
AZZ, Inc.	48,599	6,081,193
EnerSys	59,794	10,387,414
Franklin Electric Co., Inc.	62,584	5,768,367
Preformed Line Products Co.	4,045	1,095,184
		27,981,648
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	48,176	7,339,614
Itron, Inc. (a)(b)	73,543	6,591,659
Mesa Laboratories, Inc.	8,898	786,761
Transcat, Inc. (a)(b)	14,520	1,066,494
Vishay Precision Group, Inc. (a)	20,034	869,876
		16,654,404
Security	Shares	Value
Scientific Instruments: Pollution Control — 0.1%
CECO Environmental Corp. (a)(b)	47,671	$ 2,840,238
Securities Brokerage & Services(a) — 0.2%
Siebert Financial Corp. (b)	24,502	47,044
StoneX Group, Inc.	119,129	9,607,754
		9,654,798
Semiconductors & Components — 2.0%
Aeluma, Inc. (a)(b)	22,894	299,682
Alpha & Omega Semiconductor Ltd. (a)	40,633	900,427
Ambiq Micro, Inc. (a)(b)	29,422	747,613
Atomera, Inc. (a)	50,700	193,167
Blaize Holdings, Inc. (a)(b)	122,911	223,698
CEVA, Inc. (a)	40,106	749,180
Diodes, Inc. (a)	75,554	5,157,316
FormFactor, Inc. (a)	126,651	12,283,880
Kopin Corp. (a)(b)	303,138	682,061
Kulicke & Soffa Industries, Inc.	83,437	5,483,480
MaxLinear, Inc. (a)	132,241	2,299,671
Penguin Solutions, Inc. (a)	86,107	1,515,483
Power Integrations, Inc.	89,308	4,572,570
Rambus, Inc. (a)	175,451	15,094,050
Semtech Corp. (a)	151,430	11,643,453
Silicon Laboratories, Inc. (a)	53,009	11,033,823
SiTime Corp. (a)	35,532	12,270,976
SkyWater Technology, Inc. (a)(b)	50,492	1,383,986
Ultra Clean Holdings, Inc. (a)	73,248	4,554,561
Veeco Instruments, Inc. (a)(b)	96,855	3,279,510
Vishay Intertechnology, Inc.	197,764	3,559,752
		97,928,339
Semiconductors & Semiconductor Equipment(a) — 1.1%
ACM Research, Inc., Class A	84,101	3,309,374
Aehr Test Systems (b)	47,573	1,764,007
Ambarella, Inc.	66,271	3,411,300
Axcelis Technologies, Inc.	50,320	4,683,786
Cohu, Inc.	73,780	2,259,144
Credo Technology Group Holding Ltd.	262,510	24,641,814
indie Semiconductor, Inc., Class A (b)	326,034	1,049,829
Navitas Semiconductor Corp. (b)	330,454	2,898,081
Rigetti Computing, Inc.	526,056	7,385,826
		51,403,161
Shipping — 0.3%
Golar LNG Ltd.	158,612	8,582,495
Gold.com, Inc.	30,697	1,230,336
Tidewater, Inc. (a)	79,645	6,654,340
		16,467,171
Software — 2.2%
Airship AI Holdings, Inc., Class A (a)(b)	34,670	78,354
Alkami Technology, Inc. (a)(b)	114,824	1,799,292
Amplitude, Inc., Class A (a)	148,796	1,014,789
Arteris, Inc. (a)	48,714	800,858
Asana, Inc., Class A (a)(b)	145,387	930,477
AudioEye, Inc. (a)	11,936	76,032
AvePoint, Inc., Class A (a)	241,902	2,300,488
Bit Digital, Inc. (a)(b)	534,087	699,654
Bitdeer Technologies Group, Class A (a)(b)	163,880	1,417,562
Blend Labs, Inc., Class A (a)(b)	326,453	554,970
Braze, Inc., Class A (a)	141,714	3,345,868
C3.ai, Inc., Class A (a)(b)	205,038	1,726,420
Carlsmed, Inc. (a)	11,392	103,098
Cerence, Inc. (a)(b)	70,514	444,943
Chaince Digital Holdings, Inc., ADR (a)(b)	55,433	220,623

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Cipher Mining, Inc. (a)	525,728	$ 6,766,119
Clear Secure, Inc., Class A	142,463	6,896,634
Clearwater Analytics Holdings, Inc., Class A (a)	453,675	10,729,414
Consensus Cloud Solutions, Inc. (a)(b)	30,873	732,925
CS Disco, Inc. (a)	39,536	151,028
Dave, Inc., Class A (a)	17,121	2,980,595
D-Wave Quantum, Inc. (a)(b)	594,490	8,578,491
EverCommerce, Inc. (a)(b)	25,117	287,087
Expensify, Inc., Class A (a)(b)	103,602	90,123
Five9, Inc. (a)(b)	129,063	1,957,886
Freshworks, Inc., Class A (a)	329,653	2,647,114
GigaCloud Technology, Inc., Class A (a)(b)	38,943	1,767,233
Hut 8 Corp. (a)(b)	157,562	7,391,233
Ibotta, Inc., Class A (a)(b)	18,006	539,640
Intapp, Inc. (a)	94,038	2,415,836
Kaltura, Inc. (a)	139,267	169,906
Life360, Inc. (a)(b)	33,217	1,355,918
N-able, Inc. (a)	123,088	574,821
NextNav, Inc. (a)(b)	157,616	2,525,008
Omada Health, Inc. (a)(b)	54,016	678,981
ON24, Inc. (a)	64,874	525,479
Pagaya Technologies Ltd., Class A (a)(b)	84,830	988,269
PDF Solutions, Inc. (a)	51,292	1,677,761
Porch Group, Inc. (a)	137,121	983,158
Prairie Operating Co. (a)	37,423	75,969
ReposiTrak, Inc. (b)	20,667	157,069
Rezolve AI PLC (a)(b)	298,138	763,233
SEMrush Holdings, Inc., Class A (a)	80,009	955,307
Sezzle, Inc. (a)(b)	27,064	1,712,881
Silvaco Group, Inc. (a)	10,322	73,080
SoundHound AI, Inc., Class A (a)(b)	623,142	4,280,986
Sprinklr, Inc., Class A (a)	188,306	1,129,836
Sprout Social, Inc., Class A (a)(b)	87,475	498,607
Terawulf, Inc. (a)(b)	497,904	7,184,755
Vertex, Inc., Class A (a)	116,898	1,389,917
Via Transportation, Inc., Class A (a)(b)	17,453	261,795
Viant Technology, Inc., Class A (a)	25,737	288,254
Weave Communications, Inc. (a)	101,046	466,833
WM Technology, Inc., Class A (a)(b)	135,262	89,057
Zeta Global Holdings Corp., Class A (a)	341,953	5,443,892
		103,695,558
Specialty Retail — 1.7%
1-800-Flowers.com, Inc., Class A (a)(b)	35,787	108,792
Abercrombie & Fitch Co., Class A (a)	73,764	6,739,817
Academy Sports & Outdoors, Inc.	106,837	6,030,949
Advance Auto Parts, Inc.	97,442	5,140,065
Alta Equipment Group, Inc., Class A	34,740	186,554
American Eagle Outfitters, Inc.	262,587	4,385,203
America’s Car-Mart, Inc. (a)(b)	12,217	155,522
Arhaus, Inc., Class A	85,895	582,368
Arko Corp., Class A	112,369	624,772
Asbury Automotive Group, Inc. (a)	31,437	6,143,104
Barnes & Noble Education, Inc. (a)(b)	25,936	229,015
Boot Barn Holdings, Inc. (a)	49,953	7,311,121
Buckle, Inc.	52,660	2,651,958
Build-A-Bear Workshop, Inc.	21,029	787,536
Caleres, Inc.	56,637	596,954
Citi Trends, Inc. (a)	8,165	353,708
Designer Brands, Inc., Class A	49,935	284,130
Driven Brands Holdings, Inc. (a)(b)	100,629	1,268,932
Envela Corp. (a)	11,311	188,441
Security	Shares	Value
Specialty Retail (continued)
EVgo, Inc., Class A (a)(b)	213,306	$ 366,886
Genesco, Inc. (a)	17,780	515,442
Group 1 Automotive, Inc.	19,080	6,308,420
Haverty Furniture Cos., Inc.	23,055	488,305
J Jill, Inc.	9,861	113,007
Lands’ End, Inc. (a)(b)	12,804	143,917
MarineMax, Inc. (a)(b)	32,428	877,502
Mister Car Wash, Inc. (a)(b)	161,584	1,126,240
Monro, Inc.	46,864	751,699
National Vision Holdings, Inc. (a)	128,256	3,321,830
OneWater Marine, Inc., Class A (a)(b)	20,628	194,935
Petco Health & Wellness Co., Inc. (a)	128,619	357,561
RealReal, Inc. (a)	162,875	1,478,905
Sally Beauty Holdings, Inc. (a)	158,521	2,195,516
Shoe Carnival, Inc.	30,847	480,905
Sonic Automotive, Inc., Class A	25,129	1,723,095
Urban Outfitters, Inc. (a)	100,743	6,382,069
Victoria’s Secret & Co. (a)	113,347	5,254,767
Warby Parker, Inc., Class A (a)	161,728	3,407,609
Zumiez, Inc. (a)(b)	22,014	487,830
		79,745,381
Steel — 0.4%
Commercial Metals Co.	181,061	11,122,577
Ivanhoe Electric, Inc. (a)	174,452	2,062,023
Metallus, Inc. (a)	57,078	932,654
NWPX Infrastructure, Inc. (a)	15,031	1,170,314
Omega Flex, Inc.	6,068	188,351
Ryerson Holding Corp.	74,327	1,670,871
Worthington Steel, Inc.	53,597	1,626,669
		18,773,459
Technology Hardware & Equipment — 0.5%
CPI Card Group, Inc. (a)	8,386	121,681
GPGI, Inc., Class A (b)	289,244	4,946,073
IonQ, Inc. (a)(b)	558,352	16,097,288
Quantum Computing, Inc. (a)(b)	331,864	2,273,268
Xerox Holdings Corp.	195,772	252,546
		23,690,856
Technology: Miscellaneous — 1.0%
Benchmark Electronics, Inc.	57,430	3,219,526
CTS Corp.	47,987	2,291,859
Fabrinet (a)(b)	58,555	30,537,603
Kimball Electronics, Inc. (a)	40,643	962,833
Plexus Corp. (a)	43,239	8,757,627
		45,769,448
Telecommunications Equipment(a) — 0.5%
Applied Optoelectronics, Inc.	107,431	9,087,588
Clearfield, Inc. (b)	17,251	456,634
Knowles Corp.	138,479	3,556,141
Viavi Solutions, Inc.	364,914	12,144,338
		25,244,701
Textile Products — 0.1%
Interface, Inc., Class A	95,521	2,380,383
Textiles Apparel & Shoes — 0.5%
Capri Holdings Ltd. (a)	192,840	3,397,841
Carter’s, Inc.	57,368	2,051,480
G-III Apparel Group Ltd.	58,156	1,610,921
Kontoor Brands, Inc.	90,389	6,353,443
Lakeland Industries, Inc. (b)	15,868	129,959
Oxford Industries, Inc.	24,165	930,594
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles Apparel & Shoes (continued)
Rocky Brands, Inc.	11,794	$ 456,664
Steven Madden Ltd.	117,244	3,976,917
Superior Group of Cos., Inc.	18,728	190,276
Torrid Holdings, Inc. (a)(b)	34,457	61,333
Weyco Group, Inc.	10,947	350,851
Wolverine World Wide, Inc.	131,035	2,138,491
		21,648,770
Textiles, Apparel & Luxury Goods — 0.0%
Ermenegildo Zegna NV	97,719	1,018,232
Toys — 0.0%
Funko, Inc., Class A (a)(b)	52,685	165,958
JAKKS Pacific, Inc.	13,151	261,968
		427,926
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc. (a)	66,535	391,226
Transportation Miscellaneous — 0.3%
CryoPort, Inc. (a)	84,661	700,993
Forward Air Corp. (a)	35,250	589,028
Hub Group, Inc., Class A	96,928	3,493,285
Matson, Inc.	50,138	8,219,624
Radiant Logistics, Inc. (a)	58,602	413,144
Sky Harbour Group Corp. (a)(b)	36,855	354,914
Universal Logistics Holdings, Inc.	11,874	251,016
World Kinect Corp.	90,303	2,083,290
XCF Global, Inc., Class A (a)(b)	132,715	48,507
		16,153,801
Truckers — 0.3%
ArcBest Corp.	36,438	3,584,042
Covenant Logistics Group, Inc., Class A	23,586	640,360
FRP Holdings, Inc. (a)	19,908	435,587
FTAI Infrastructure, Inc.	172,691	853,094
Heartland Express, Inc.	69,576	723,590
Marten Transport Ltd.	91,348	1,199,399
PAMT Corp. (a)	9,810	82,895
Proficient Auto Logistics, Inc. (a)(b)	36,549	247,802
RXO, Inc. (a)	267,607	3,912,414
Werner Enterprises, Inc.	94,253	2,771,981
		14,451,164
Utilities: Electrical — 1.4%
Avista Corp.	131,533	5,279,735
Black Hills Corp.	121,008	8,399,165
Genie Energy Ltd., Class B	36,842	520,946
Hawaiian Electric Industries, Inc. (a)	266,000	3,947,440
MGE Energy, Inc.	60,010	4,638,173
Northwestern Energy Group, Inc.	100,006	6,594,396
Oklo, Inc., Class A (a)(b)	198,423	9,839,796
Otter Tail Corp.	63,074	5,536,005
Portland General Electric Co.	183,895	9,704,139
TXNM Energy, Inc.	163,813	9,576,508
Unitil Corp.	29,508	1,541,498
		65,577,801
Utilities: Gas Distributors — 0.9%
Brookfield Infrastructure Corp., Class A	195,612	7,730,586
Security	Shares	Value
Utilities: Gas Distributors (continued)
Chesapeake Utilities Corp.	37,927	$ 4,792,835
New Jersey Resources Corp.	164,289	9,022,752
Northwest Natural Holding Co.	67,122	3,572,233
RGC Resources, Inc.	14,548	320,783
Southwest Gas Holdings, Inc.	106,772	9,278,487
Spire, Inc.	94,746	8,578,303
		43,295,979
Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc.	99,297	11,113,320
Utilities: Telecommunications — 0.6%
8x8, Inc. (a)	213,226	353,955
Applied Digital Corp. (a)(b)	386,490	9,175,273
ATN International, Inc.	17,660	480,705
Aviat Networks, Inc. (a)	20,745	469,045
Cogent Communications Holdings, Inc. (b)	81,054	1,527,057
DigitalBridge Group, Inc., Class A	287,788	4,437,691
Gogo, Inc. (a)	131,412	528,276
IDT Corp., Class B	27,530	1,351,723
Ooma, Inc. (a)	44,315	644,783
Shenandoah Telecommunications Co.	84,048	1,296,020
Spok Holdings, Inc.	32,252	351,547
Telephone and Data Systems, Inc.	161,338	6,792,330
Ziff Davis, Inc. (a)(b)	63,677	2,671,887
		30,080,292
Utilities: Water — 0.4%
American States Water Co.	62,811	4,749,768
California Water Service Group	96,930	4,394,806
Consolidated Water Co. Ltd.	25,850	856,152
Energy Recovery, Inc. (a)	83,967	845,548
Global Water Resources, Inc.	19,002	144,225
H2O America	53,858	3,159,849
Middlesex Water Co.	30,386	1,581,591
Pure Cycle Corp. (a)	32,746	329,425
York Water Co.	24,296	739,813
		16,801,177
Total Common Stocks — 99.0% (Cost: $3,060,249,146)		4,753,415,458
Investment Companies
Equity Funds — 0.3%
iShares Russell 2000 ETF (b)(d)	64,519	16,000,712
Total Investment Companies — 0.3% (Cost: $16,123,440)		16,000,712
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (c)	21,953	11,196
Akero Therapeutics, Inc., CVR (c)	118,869	78,454
Chinook Therapeutics, CVR (c)	100,285	17,048
GTX, Inc., CVR (b)(c)	944	—

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Icosavax, Inc., CVR	48,841	$ 15,141
Inhibrx, Inc., CVR (c)	64,018	106,270
		228,109
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc., (Expires 05/02/26, Strike Price USD 59.00) (a)	4,253	8,931
Total Rights — 0.0% (Cost: $135,953)		237,040
Total Long-Term Investments —99.3% (Cost: $3,076,508,539)		4,769,653,210
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(d)(e)(f)	450,849,352	450,939,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(d)(e)	37,441,548	37,441,548
Total Short-Term Securities —10.2% (Cost: $488,262,791)		488,381,070
Total Investments — 109.5% (Cost: $3,564,771,330)		5,258,034,280
Liabilities in Excess of Other Assets — (9.5)%		(457,784,868)
Net Assets — 100.0%		$ 4,800,249,412

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Series.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 461,957,910	$ —	$ (10,888,060)(a)	$ (10,612)	$ (119,716)	$ 450,939,522	450,849,352	$ 905,913 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	107,573,158	—	(70,131,610)(a)	—	—	37,441,548	37,441,548	323,759	—
iShares Russell 2000 ETF	31,110,439	49,837,222	(64,244,525)	3,310,933	(4,013,357)	16,000,712	64,519	28,519	—
				$ 3,300,321	$ (4,133,073)	$ 504,381,782		$ 1,258,191	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	201	06/18/26	$ 25,248	$ 61,299
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	$ 243,590	08/19/26	(0.75)%	1D FEDL01	Monthly	$ 316
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	44,107	02/09/27	0.40%	1D OBFR01	Monthly	(4,099)
BankUnited, Inc.	HSBC Bank PLC	1,214	02/09/28	0.40%	1D OBFR01	Monthly	5
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA	91,385	08/19/26	0.40%	1D FEDL01	Monthly	6,496
Bread Financial Holdings, Inc.	HSBC Bank PLC	140,572	02/09/28	0.40%	1D OBFR01	Monthly	4,714
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.	2,161,699	02/09/27	0.40%	1D OBFR01	Monthly	72,494
Douglas Emmett, Inc.	Goldman Sachs Bank USA	220,598	08/19/26	0.40%	1D FEDL01	Monthly	(4,362)
Douglas Emmett, Inc.	HSBC Bank PLC	66,917	02/09/28	0.40%	1D OBFR01	Monthly	(4,443)
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.	114,219	02/09/27	0.40%	1D OBFR01	Monthly	(7,584)
First BanCorp/Puerto Rico	HSBC Bank PLC	326	02/09/28	0.40%	1D OBFR01	Monthly	15
Genworth Financial, Inc., Class A	JPMorgan Chase Bank N.A.	16,984	02/09/27	0.40%	1D OBFR01	Monthly	(468)
Jackson Financial, Inc., Class A	HSBC Bank PLC	23,775	02/09/28	0.40%	1D OBFR01	Monthly	(833)
Moelis & Co., Class A	HSBC Bank PLC	286,721	02/09/28	0.40%	1D OBFR01	Monthly	13,042
Moelis & Co., Class A	JPMorgan Chase Bank N.A.	70,385	02/09/27	0.40%	1D OBFR01	Monthly	3,202
OneSpaWorld Holdings Ltd.	Goldman Sachs Bank USA	30,644	08/18/26	0.40%	1D FEDL01	Monthly	3,184
Perdoceo Education Corp.	HSBC Bank PLC	6,405	02/09/28	0.40%	1D OBFR01	Monthly	479
Pitney Bowes, Inc.	Goldman Sachs Bank USA	94,416	08/19/26	0.40%	1D FEDL01	Monthly	6,581
Pitney Bowes, Inc.	HSBC Bank PLC	610,825	02/09/28	0.40%	1D OBFR01	Monthly	21,754
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.	167,284	02/09/27	0.40%	1D OBFR01	Monthly	5,958
Preferred Bank/Los Angeles CA	Goldman Sachs Bank USA	233,290	08/19/26	0.40%	1D FEDL01	Monthly	4,136
Preferred Bank/Los Angeles CA	HSBC Bank PLC	426,699	02/09/28	0.40%	1D OBFR01	Monthly	10,608
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	7,949	02/09/27	0.40%	1D OBFR01	Monthly	134
SiriusPoint Ltd.	Goldman Sachs Bank USA	551,668	08/18/26	0.40%	1D FEDL01	Monthly	33,122
SiriusPoint Ltd.	HSBC Bank PLC	439,321	02/09/28	0.40%	1D OBFR01	Monthly	17,607
United Community Banks, Inc.	JPMorgan Chase Bank N.A.	4,344	02/09/27	0.40%	1D OBFR01	Monthly	128
WSFS Financial Corp.	HSBC Bank PLC	188	02/09/28	0.40%	1D OBFR01	Monthly	8
Total long positions of equity swaps							182,194
Net dividends and financing fees							4,215
Total equity swap contracts including dividends and financing fees							$ 186,409

(a)
The Series receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2026
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,753,415,458	$ —	$ —	$ 4,753,415,458
Investment Companies	16,000,712	—	—	16,000,712
Rights
Biotechnology	—	15,141	212,968	228,109
Electronic Equipment, Instruments & Components	8,931	—	—	8,931
Short-Term Securities
Money Market Funds	488,381,070	—	—	488,381,070
	$ 5,257,806,171	$ 15,141	$ 212,968	$ 5,258,034,280
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 61,299	$ 208,198	$ —	$ 269,497
Liabilities
Equity Contracts	—	(21,789)	—	(21,789)
	$ 61,299	$ 186,409	$ —	$ 247,708

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Series Schedule of Investments